Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	HARTFORD MUTUAL FUNDS II, INC
Entity Central Index Key	0000049905
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000011236 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class A
Trading Symbol	HGOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$140	1.10%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 3000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection contributed positively to relative results. Strong security selection in the Information Technology, Financials, and Consumer Discretionary sectors contributed to relative returns.
Sector allocation, a result of the team’s bottom-up stock selection process, also contributed to relative returns. Allocation effect was driven by the Fund’s overweight to the Communication Services sector and underweights to the Consumer Staples and Industrials sectors.
Top individual contributors over the period were an overweight position in NVIDIA (Information Technology), an underweight position in Apple (Information Technology), and an out-of-benchmark position in ARM Holdings (Information Technology).
Top Detractors to Performance
Security selection within the Communication Services, Real Estate, and Consumer Staples sectors detracted from relative results.
The Fund’s underweight position to the Information Technology sector and overweight to the Healthcare and Real Estate sectors detracted from relative results.
The largest individual detractors over the period were overweight positions in Pinterest (Communication Services) and Dexcom (Healthcare), and an underweight position in QUALCOMM (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	45.77%	15.12%	13.69%
Class A (without 5.50% maximum front-end sales charge)	54.25%	16.43%	14.34%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,478,445,304
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 35,614,835
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,478,445,304%
Total number of portfolio holdings (excluding derivatives, if any)	$54%
Total investment management fees paid	$35,614,835%
Portfolio turnover rate	$104%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	44.6%
Communication Services	18.8%
Consumer Discretionary	10.7%
Health Care	10.0%
Industrials	7.3%
Financials	5.5%
Real Estate	1.3%
Energy	0.9%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000011238 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class C
Trading Symbol	HGOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$243	1.92%

Expenses Paid, Amount	$ 243
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 3000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection contributed positively to relative results. Strong security selection in the Information Technology, Financials, and Consumer Discretionary sectors contributed to relative returns.
Sector allocation, a result of the team’s bottom-up stock selection process, also contributed to relative returns. Allocation effect was driven by the Fund’s overweight to the Communication Services sector and underweights to the Consumer Staples and Industrials sectors.
Top individual contributors over the period were an overweight position in NVIDIA (Information Technology), an underweight position in Apple (Information Technology), and an out-of-benchmark position in ARM Holdings (Information Technology).
Top Detractors to Performance
Security selection within the Communication Services, Real Estate, and Consumer Staples sectors detracted from relative results.
The Fund’s underweight position to the Information Technology sector and overweight to the Healthcare and Real Estate sectors detracted from relative results.
The largest individual detractors over the period were overweight positions in Pinterest (Communication Services) and Dexcom (Healthcare), and an underweight position in QUALCOMM (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	51.97%	15.54%	13.48%
Class C (without 1.00% contingent deferred sales charge)	52.97%	15.54%	13.48%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,478,445,304
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 35,614,835
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,478,445,304%
Total number of portfolio holdings (excluding derivatives, if any)	$54%
Total investment management fees paid	$35,614,835%
Portfolio turnover rate	$104%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	44.6%
Communication Services	18.8%
Consumer Discretionary	10.7%
Health Care	10.0%
Industrials	7.3%
Financials	5.5%
Real Estate	1.3%
Energy	0.9%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000035166 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class I
Trading Symbol	HGOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$109	0.86%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 3000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection contributed positively to relative results. Strong security selection in the Information Technology, Financials, and Consumer Discretionary sectors contributed to relative returns.
Sector allocation, a result of the team’s bottom-up stock selection process, also contributed to relative returns. Allocation effect was driven by the Fund’s overweight to the Communication Services sector and underweights to the Consumer Staples and Industrials sectors.
Top individual contributors over the period were an overweight position in NVIDIA (Information Technology), an underweight position in Apple (Information Technology), and an out-of-benchmark position in ARM Holdings (Information Technology).
Top Detractors to Performance
Security selection within the Communication Services, Real Estate, and Consumer Staples sectors detracted from relative results.
The Fund’s underweight position to the Information Technology sector and overweight to the Healthcare and Real Estate sectors detracted from relative results.
The largest individual detractors over the period were overweight positions in Pinterest (Communication Services) and Dexcom (Healthcare), and an underweight position in QUALCOMM (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	54.65%	16.72%	14.62%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,478,445,304
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 35,614,835
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,478,445,304%
Total number of portfolio holdings (excluding derivatives, if any)	$54%
Total investment management fees paid	$35,614,835%
Portfolio turnover rate	$104%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	44.6%
Communication Services	18.8%
Consumer Discretionary	10.7%
Health Care	10.0%
Industrials	7.3%
Financials	5.5%
Real Estate	1.3%
Energy	0.9%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.107% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.107% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.

C000040918 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class R3
Trading Symbol	HGORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$188	1.48%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 3000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection contributed positively to relative results. Strong security selection in the Information Technology, Financials, and Consumer Discretionary sectors contributed to relative returns.
Sector allocation, a result of the team’s bottom-up stock selection process, also contributed to relative returns. Allocation effect was driven by the Fund’s overweight to the Communication Services sector and underweights to the Consumer Staples and Industrials sectors.
Top individual contributors over the period were an overweight position in NVIDIA (Information Technology), an underweight position in Apple (Information Technology), and an out-of-benchmark position in ARM Holdings (Information Technology).
Top Detractors to Performance
Security selection within the Communication Services, Real Estate, and Consumer Staples sectors detracted from relative results.
The Fund’s underweight position to the Information Technology sector and overweight to the Healthcare and Real Estate sectors detracted from relative results.
The largest individual detractors over the period were overweight positions in Pinterest (Communication Services) and Dexcom (Healthcare), and an underweight position in QUALCOMM (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	53.69%	16.01%	13.95%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,478,445,304
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 35,614,835
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,478,445,304%
Total number of portfolio holdings (excluding derivatives, if any)	$54%
Total investment management fees paid	$35,614,835%
Portfolio turnover rate	$104%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	44.6%
Communication Services	18.8%
Consumer Discretionary	10.7%
Health Care	10.0%
Industrials	7.3%
Financials	5.5%
Real Estate	1.3%
Energy	0.9%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040919 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class R4
Trading Symbol	HGOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$147	1.16%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 3000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection contributed positively to relative results. Strong security selection in the Information Technology, Financials, and Consumer Discretionary sectors contributed to relative returns.
Sector allocation, a result of the team’s bottom-up stock selection process, also contributed to relative returns. Allocation effect was driven by the Fund’s overweight to the Communication Services sector and underweights to the Consumer Staples and Industrials sectors.
Top individual contributors over the period were an overweight position in NVIDIA (Information Technology), an underweight position in Apple (Information Technology), and an out-of-benchmark position in ARM Holdings (Information Technology).
Top Detractors to Performance
Security selection within the Communication Services, Real Estate, and Consumer Staples sectors detracted from relative results.
The Fund’s underweight position to the Information Technology sector and overweight to the Healthcare and Real Estate sectors detracted from relative results.
The largest individual detractors over the period were overweight positions in Pinterest (Communication Services) and Dexcom (Healthcare), and an underweight position in QUALCOMM (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	54.16%	16.37%	14.29%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,478,445,304
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 35,614,835
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,478,445,304%
Total number of portfolio holdings (excluding derivatives, if any)	$54%
Total investment management fees paid	$35,614,835%
Portfolio turnover rate	$104%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	44.6%
Communication Services	18.8%
Consumer Discretionary	10.7%
Health Care	10.0%
Industrials	7.3%
Financials	5.5%
Real Estate	1.3%
Energy	0.9%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040920 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class R5
Trading Symbol	HGOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$111	0.87%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 3000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection contributed positively to relative results. Strong security selection in the Information Technology, Financials, and Consumer Discretionary sectors contributed to relative returns.
Sector allocation, a result of the team’s bottom-up stock selection process, also contributed to relative returns. Allocation effect was driven by the Fund’s overweight to the Communication Services sector and underweights to the Consumer Staples and Industrials sectors.
Top individual contributors over the period were an overweight position in NVIDIA (Information Technology), an underweight position in Apple (Information Technology), and an out-of-benchmark position in ARM Holdings (Information Technology).
Top Detractors to Performance
Security selection within the Communication Services, Real Estate, and Consumer Staples sectors detracted from relative results.
The Fund’s underweight position to the Information Technology sector and overweight to the Healthcare and Real Estate sectors detracted from relative results.
The largest individual detractors over the period were overweight positions in Pinterest (Communication Services) and Dexcom (Healthcare), and an underweight position in QUALCOMM (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	54.65%	16.70%	14.62%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,478,445,304
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 35,614,835
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,478,445,304%
Total number of portfolio holdings (excluding derivatives, if any)	$54%
Total investment management fees paid	$35,614,835%
Portfolio turnover rate	$104%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	44.6%
Communication Services	18.8%
Consumer Discretionary	10.7%
Health Care	10.0%
Industrials	7.3%
Financials	5.5%
Real Estate	1.3%
Energy	0.9%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000148302 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class R6
Trading Symbol	HGOVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$98	0.77%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 3000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection contributed positively to relative results. Strong security selection in the Information Technology, Financials, and Consumer Discretionary sectors contributed to relative returns.
Sector allocation, a result of the team’s bottom-up stock selection process, also contributed to relative returns. Allocation effect was driven by the Fund’s overweight to the Communication Services sector and underweights to the Consumer Staples and Industrials sectors.
Top individual contributors over the period were an overweight position in NVIDIA (Information Technology), an underweight position in Apple (Information Technology), and an out-of-benchmark position in ARM Holdings (Information Technology).
Top Detractors to Performance
Security selection within the Communication Services, Real Estate, and Consumer Staples sectors detracted from relative results.
The Fund’s underweight position to the Information Technology sector and overweight to the Healthcare and Real Estate sectors detracted from relative results.
The largest individual detractors over the period were overweight positions in Pinterest (Communication Services) and Dexcom (Healthcare), and an underweight position in QUALCOMM (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	54.76%	16.83%	14.74%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
Russell 3000 Index	37.86%	14.60%	12.44%

Performance Inception Date	Nov. 07, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,478,445,304
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 35,614,835
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,478,445,304%
Total number of portfolio holdings (excluding derivatives, if any)	$54%
Total investment management fees paid	$35,614,835%
Portfolio turnover rate	$104%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	44.6%
Communication Services	18.8%
Consumer Discretionary	10.7%
Health Care	10.0%
Industrials	7.3%
Financials	5.5%
Real Estate	1.3%
Energy	0.9%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000011243 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class Y
Trading Symbol	HGOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$107	0.84%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 3000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection contributed positively to relative results. Strong security selection in the Information Technology, Financials, and Consumer Discretionary sectors contributed to relative returns.
Sector allocation, a result of the team’s bottom-up stock selection process, also contributed to relative returns. Allocation effect was driven by the Fund’s overweight to the Communication Services sector and underweights to the Consumer Staples and Industrials sectors.
Top individual contributors over the period were an overweight position in NVIDIA (Information Technology), an underweight position in Apple (Information Technology), and an out-of-benchmark position in ARM Holdings (Information Technology).
Top Detractors to Performance
Security selection within the Communication Services, Real Estate, and Consumer Staples sectors detracted from relative results.
The Fund’s underweight position to the Information Technology sector and overweight to the Healthcare and Real Estate sectors detracted from relative results.
The largest individual detractors over the period were overweight positions in Pinterest (Communication Services) and Dexcom (Healthcare), and an underweight position in QUALCOMM (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	54.65%	16.74%	14.69%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,478,445,304
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 35,614,835
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,478,445,304%
Total number of portfolio holdings (excluding derivatives, if any)	$54%
Total investment management fees paid	$35,614,835%
Portfolio turnover rate	$104%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	44.6%
Communication Services	18.8%
Consumer Discretionary	10.7%
Health Care	10.0%
Industrials	7.3%
Financials	5.5%
Real Estate	1.3%
Energy	0.9%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185805 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Growth Opportunities Fund
Class Name	Class F
Trading Symbol	HGOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$98	0.77%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 3000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Security selection contributed positively to relative results. Strong security selection in the Information Technology, Financials, and Consumer Discretionary sectors contributed to relative returns.
Sector allocation, a result of the team’s bottom-up stock selection process, also contributed to relative returns. Allocation effect was driven by the Fund’s overweight to the Communication Services sector and underweights to the Consumer Staples and Industrials sectors.
Top individual contributors over the period were an overweight position in NVIDIA (Information Technology), an underweight position in Apple (Information Technology), and an out-of-benchmark position in ARM Holdings (Information Technology).
Top Detractors to Performance
Security selection within the Communication Services, Real Estate, and Consumer Staples sectors detracted from relative results.
The Fund’s underweight position to the Information Technology sector and overweight to the Healthcare and Real Estate sectors detracted from relative results.
The largest individual detractors over the period were overweight positions in Pinterest (Communication Services) and Dexcom (Healthcare), and an underweight position in QUALCOMM (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	54.77%	16.83%	14.71%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
Russell 3000 Index	37.86%	14.60%	12.44%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 5,478,445,304
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 35,614,835
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$5,478,445,304%
Total number of portfolio holdings (excluding derivatives, if any)	$54%
Total investment management fees paid	$35,614,835%
Portfolio turnover rate	$104%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	44.6%
Communication Services	18.8%
Consumer Discretionary	10.7%
Health Care	10.0%
Industrials	7.3%
Financials	5.5%
Real Estate	1.3%
Energy	0.9%
Short-Term Investments	0.2%
Other Assets & Liabilities	0.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000011245 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class A
Trading Symbol	HSLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$153	1.32%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance over the period due to the Fund’s lack of exposure to the Utilities sector and overweight allocations to the Information Technology and Real Estate sectors.
Security selection within the Industrials, Consumer Staples, and Materials sectors contributed positively to performance.
Top individual contributors over the period were overweight positions in FTAI Aviation (Industrials) and StepStone Group (Financials) and an out-of-benchmark position in Freshpet (Consumer Staples).
Top Detractors to Performance
Security selection was the primary detractor from relative performance, driven by weak selection within the Information Technology, Health Care, and Communication Services sectors.
The largest individual detractors over the period were underweight positions in Super Micro Computer (Information Technology) and MicroStrategy (Information Technology) and not owning Sprouts Farmers Market (Consumer Staples).
An underweight allocation to the Consumer Staples sector and overweight allocations to the Consumer Discretionary and Materials sectors also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	25.25%	5.47%	6.87%
Class A (without 5.50% maximum front-end sales charge)	32.54%	6.67%	7.47%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 349,549,466
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 3,117,074
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$349,549,466%
Total number of portfolio holdings (excluding derivatives, if any)	$158%
Total investment management fees paid	$3,117,074%
Portfolio turnover rate	$68%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.4%
Industrials	23.0%
Information Technology	19.5%
Consumer Discretionary	9.7%
Financials	9.5%
Materials	4.3%
Consumer Staples	2.8%
Energy	2.4%
Real Estate	2.2%
Short-Term Investments	0.7%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000011247 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class C
Trading Symbol	HSLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$246	2.13%

Expenses Paid, Amount	$ 246
Expense Ratio, Percent	2.13%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance over the period due to the Fund’s lack of exposure to the Utilities sector and overweight allocations to the Information Technology and Real Estate sectors.
Security selection within the Industrials, Consumer Staples, and Materials sectors contributed positively to performance.
Top individual contributors over the period were overweight positions in FTAI Aviation (Industrials) and StepStone Group (Financials) and an out-of-benchmark position in Freshpet (Consumer Staples).
Top Detractors to Performance
Security selection was the primary detractor from relative performance, driven by weak selection within the Information Technology, Health Care, and Communication Services sectors.
The largest individual detractors over the period were underweight positions in Super Micro Computer (Information Technology) and MicroStrategy (Information Technology) and not owning Sprouts Farmers Market (Consumer Staples).
An underweight allocation to the Consumer Staples sector and overweight allocations to the Consumer Discretionary and Materials sectors also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	30.45%	5.88%	6.71%
Class C (without 1.00% contingent deferred sales charge)	31.45%	5.88%	6.71%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 349,549,466
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 3,117,074
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$349,549,466%
Total number of portfolio holdings (excluding derivatives, if any)	$158%
Total investment management fees paid	$3,117,074%
Portfolio turnover rate	$68%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.4%
Industrials	23.0%
Information Technology	19.5%
Consumer Discretionary	9.7%
Financials	9.5%
Materials	4.3%
Consumer Staples	2.8%
Energy	2.4%
Real Estate	2.2%
Short-Term Investments	0.7%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000035167 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class I
Trading Symbol	HSLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$112	0.96%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance over the period due to the Fund’s lack of exposure to the Utilities sector and overweight allocations to the Information Technology and Real Estate sectors.
Security selection within the Industrials, Consumer Staples, and Materials sectors contributed positively to performance.
Top individual contributors over the period were overweight positions in FTAI Aviation (Industrials) and StepStone Group (Financials) and an out-of-benchmark position in Freshpet (Consumer Staples).
Top Detractors to Performance
Security selection was the primary detractor from relative performance, driven by weak selection within the Information Technology, Health Care, and Communication Services sectors.
The largest individual detractors over the period were underweight positions in Super Micro Computer (Information Technology) and MicroStrategy (Information Technology) and not owning Sprouts Farmers Market (Consumer Staples).
An underweight allocation to the Consumer Staples sector and overweight allocations to the Consumer Discretionary and Materials sectors also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	33.00%	7.06%	7.84%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 349,549,466
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 3,117,074
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$349,549,466%
Total number of portfolio holdings (excluding derivatives, if any)	$158%
Total investment management fees paid	$3,117,074%
Portfolio turnover rate	$68%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.4%
Industrials	23.0%
Information Technology	19.5%
Consumer Discretionary	9.7%
Financials	9.5%
Materials	4.3%
Consumer Staples	2.8%
Energy	2.4%
Real Estate	2.2%
Short-Term Investments	0.7%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040921 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class R3
Trading Symbol	HSLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$182	1.57%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance over the period due to the Fund’s lack of exposure to the Utilities sector and overweight allocations to the Information Technology and Real Estate sectors.
Security selection within the Industrials, Consumer Staples, and Materials sectors contributed positively to performance.
Top individual contributors over the period were overweight positions in FTAI Aviation (Industrials) and StepStone Group (Financials) and an out-of-benchmark position in Freshpet (Consumer Staples).
Top Detractors to Performance
Security selection was the primary detractor from relative performance, driven by weak selection within the Information Technology, Health Care, and Communication Services sectors.
The largest individual detractors over the period were underweight positions in Super Micro Computer (Information Technology) and MicroStrategy (Information Technology) and not owning Sprouts Farmers Market (Consumer Staples).
An underweight allocation to the Consumer Staples sector and overweight allocations to the Consumer Discretionary and Materials sectors also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	32.20%	6.39%	7.19%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 349,549,466
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 3,117,074
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$349,549,466%
Total number of portfolio holdings (excluding derivatives, if any)	$158%
Total investment management fees paid	$3,117,074%
Portfolio turnover rate	$68%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.4%
Industrials	23.0%
Information Technology	19.5%
Consumer Discretionary	9.7%
Financials	9.5%
Materials	4.3%
Consumer Staples	2.8%
Energy	2.4%
Real Estate	2.2%
Short-Term Investments	0.7%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040922 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class R4
Trading Symbol	HSLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$148	1.27%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance over the period due to the Fund’s lack of exposure to the Utilities sector and overweight allocations to the Information Technology and Real Estate sectors.
Security selection within the Industrials, Consumer Staples, and Materials sectors contributed positively to performance.
Top individual contributors over the period were overweight positions in FTAI Aviation (Industrials) and StepStone Group (Financials) and an out-of-benchmark position in Freshpet (Consumer Staples).
Top Detractors to Performance
Security selection was the primary detractor from relative performance, driven by weak selection within the Information Technology, Health Care, and Communication Services sectors.
The largest individual detractors over the period were underweight positions in Super Micro Computer (Information Technology) and MicroStrategy (Information Technology) and not owning Sprouts Farmers Market (Consumer Staples).
An underweight allocation to the Consumer Staples sector and overweight allocations to the Consumer Discretionary and Materials sectors also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	32.59%	6.71%	7.52%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 349,549,466
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 3,117,074
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$349,549,466%
Total number of portfolio holdings (excluding derivatives, if any)	$158%
Total investment management fees paid	$3,117,074%
Portfolio turnover rate	$68%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.4%
Industrials	23.0%
Information Technology	19.5%
Consumer Discretionary	9.7%
Financials	9.5%
Materials	4.3%
Consumer Staples	2.8%
Energy	2.4%
Real Estate	2.2%
Short-Term Investments	0.7%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040923 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class R5
Trading Symbol	HSLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$113	0.97%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance over the period due to the Fund’s lack of exposure to the Utilities sector and overweight allocations to the Information Technology and Real Estate sectors.
Security selection within the Industrials, Consumer Staples, and Materials sectors contributed positively to performance.
Top individual contributors over the period were overweight positions in FTAI Aviation (Industrials) and StepStone Group (Financials) and an out-of-benchmark position in Freshpet (Consumer Staples).
Top Detractors to Performance
Security selection was the primary detractor from relative performance, driven by weak selection within the Information Technology, Health Care, and Communication Services sectors.
The largest individual detractors over the period were underweight positions in Super Micro Computer (Information Technology) and MicroStrategy (Information Technology) and not owning Sprouts Farmers Market (Consumer Staples).
An underweight allocation to the Consumer Staples sector and overweight allocations to the Consumer Discretionary and Materials sectors also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	32.98%	7.04%	7.85%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 349,549,466
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 3,117,074
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$349,549,466%
Total number of portfolio holdings (excluding derivatives, if any)	$158%
Total investment management fees paid	$3,117,074%
Portfolio turnover rate	$68%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.4%
Industrials	23.0%
Information Technology	19.5%
Consumer Discretionary	9.7%
Financials	9.5%
Materials	4.3%
Consumer Staples	2.8%
Energy	2.4%
Real Estate	2.2%
Short-Term Investments	0.7%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000148303 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	HSLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$101	0.87%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance over the period due to the Fund’s lack of exposure to the Utilities sector and overweight allocations to the Information Technology and Real Estate sectors.
Security selection within the Industrials, Consumer Staples, and Materials sectors contributed positively to performance.
Top individual contributors over the period were overweight positions in FTAI Aviation (Industrials) and StepStone Group (Financials) and an out-of-benchmark position in Freshpet (Consumer Staples).
Top Detractors to Performance
Security selection was the primary detractor from relative performance, driven by weak selection within the Information Technology, Health Care, and Communication Services sectors.
The largest individual detractors over the period were underweight positions in Super Micro Computer (Information Technology) and MicroStrategy (Information Technology) and not owning Sprouts Farmers Market (Consumer Staples).
An underweight allocation to the Consumer Staples sector and overweight allocations to the Consumer Discretionary and Materials sectors also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R6	33.13%	7.15%	7.94%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 349,549,466
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 3,117,074
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$349,549,466%
Total number of portfolio holdings (excluding derivatives, if any)	$158%
Total investment management fees paid	$3,117,074%
Portfolio turnover rate	$68%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.4%
Industrials	23.0%
Information Technology	19.5%
Consumer Discretionary	9.7%
Financials	9.5%
Materials	4.3%
Consumer Staples	2.8%
Energy	2.4%
Real Estate	2.2%
Short-Term Investments	0.7%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000011252 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class Y
Trading Symbol	HSLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$108	0.93%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance over the period due to the Fund’s lack of exposure to the Utilities sector and overweight allocations to the Information Technology and Real Estate sectors.
Security selection within the Industrials, Consumer Staples, and Materials sectors contributed positively to performance.
Top individual contributors over the period were overweight positions in FTAI Aviation (Industrials) and StepStone Group (Financials) and an out-of-benchmark position in Freshpet (Consumer Staples).
Top Detractors to Performance
Security selection was the primary detractor from relative performance, driven by weak selection within the Information Technology, Health Care, and Communication Services sectors.
The largest individual detractors over the period were underweight positions in Super Micro Computer (Information Technology) and MicroStrategy (Information Technology) and not owning Sprouts Farmers Market (Consumer Staples).
An underweight allocation to the Consumer Staples sector and overweight allocations to the Consumer Discretionary and Materials sectors also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	33.05%	7.09%	7.91%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 349,549,466
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 3,117,074
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$349,549,466%
Total number of portfolio holdings (excluding derivatives, if any)	$158%
Total investment management fees paid	$3,117,074%
Portfolio turnover rate	$68%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.4%
Industrials	23.0%
Information Technology	19.5%
Consumer Discretionary	9.7%
Financials	9.5%
Materials	4.3%
Consumer Staples	2.8%
Energy	2.4%
Real Estate	2.2%
Short-Term Investments	0.7%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185807 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Cap Growth Fund
Class Name	Class F
Trading Symbol	HSLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$100	0.86%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the S&P 500 Index, rose over the trailing twelve-month period ending October 31, 2024, with the S&P 500 Index surging to a record high that was driven by performance in a select group of mega-cap technology companies. The U.S. Federal Reserve (Fed) began easing monetary policy with an interest-rate cut of 50 basis points in September 2024 in an effort to generate a soft landing for the economy. Markets were also kept on edge in the third quarter of 2024 due to the anticipated extremely close presidential race between Vice President Kamala Harris and former President Donald Trump. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Growth Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Sector allocation, a result of the team’s bottom-up stock selection process, contributed to relative performance over the period due to the Fund’s lack of exposure to the Utilities sector and overweight allocations to the Information Technology and Real Estate sectors.
Security selection within the Industrials, Consumer Staples, and Materials sectors contributed positively to performance.
Top individual contributors over the period were overweight positions in FTAI Aviation (Industrials) and StepStone Group (Financials) and an out-of-benchmark position in Freshpet (Consumer Staples).
Top Detractors to Performance
Security selection was the primary detractor from relative performance, driven by weak selection within the Information Technology, Health Care, and Communication Services sectors.
The largest individual detractors over the period were underweight positions in Super Micro Computer (Information Technology) and MicroStrategy (Information Technology) and not owning Sprouts Farmers Market (Consumer Staples).
An underweight allocation to the Consumer Staples sector and overweight allocations to the Consumer Discretionary and Materials sectors also detracted from relative performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	33.13%	7.15%	7.92%
Russell 2000 Growth Index	36.49%	7.92%	8.15%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 349,549,466
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 3,117,074
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$349,549,466%
Total number of portfolio holdings (excluding derivatives, if any)	$158%
Total investment management fees paid	$3,117,074%
Portfolio turnover rate	$68%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.4%
Industrials	23.0%
Information Technology	19.5%
Consumer Discretionary	9.7%
Financials	9.5%
Materials	4.3%
Consumer Staples	2.8%
Energy	2.4%
Real Estate	2.2%
Short-Term Investments	0.7%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172557 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class A
Trading Symbol	SMDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.16%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection within the Health Care and Consumer Discretionary sectors contributed to the Fund’s relative performance over the period. The Fund’s relative performance benefitted particularly from both strong stock selection in the Health Care sector and an underweight to the biotechnology sub-sector. The Fund’s relative performance also benefitted from stock selection within the health care equipment sub-sector. The Fund’s relative performance benefitted from strong performance within the specialty retail and household durables industries within the Consumer Discretionary sector.
  The top contributor from a stock point of view was AppLovin. AppLovin develops and operates a mobile marketing platform. The company’s software segment drove the stock’s performance higher during the period due to better install rates and higher efficiency from its Artificial Intelligence (AI) models within its advertising products.
Top Detractors to Performance
  Stock selection within the Financials and Industrials sectors detracted significantly from Fund performance despite strong returns over the period. The Fund’s performance in the Financials sector within the Insurance and Capital Markets groups lagged due to both stock selection and sector allocation. The Fund’s performance in the Industrials sector, which benefitted from an overweight to the sector, suffered from poor stock selection. The Commercial Services and Aerospace & Defense industries caused a bulk of the underperformance to the sector.
  A notable detractor for the period was EPAM Systems. EPAM Systems provide digital engineering, cloud and artificial intelligence-enabled transformation services. The company materially lowered their fiscal year 2024 targets and guided second quarter below consensus due to slower pipeline conversion as clients continue to defer program starts.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	23.11%	8.60%	8.75%
Class A (without 5.50% maximum front-end sales charge)	30.29%	9.83%	9.36%
Russell Midcap Index	35.39%	10.94%	9.80%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,020,326,884
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 7,111,762
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,020,326,884%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$7,111,762%
Portfolio turnover rate	$48%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	22.9%
Information Technology	19.8%
Financials	13.2%
Health Care	9.0%
Consumer Discretionary	7.7%
Real Estate	6.4%
Communication Services	4.6%
Materials	4.2%
Consumer Staples	3.0%
Energy	3.0%
Utilities	2.6%
Short-Term Investments	0.0%†
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000172558 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class C
Trading Symbol	HFDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$219	1.91%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection within the Health Care and Consumer Discretionary sectors contributed to the Fund’s relative performance over the period. The Fund’s relative performance benefitted particularly from both strong stock selection in the Health Care sector and an underweight to the biotechnology sub-sector. The Fund’s relative performance also benefitted from stock selection within the health care equipment sub-sector. The Fund’s relative performance benefitted from strong performance within the specialty retail and household durables industries within the Consumer Discretionary sector.
  The top contributor from a stock point of view was AppLovin. AppLovin develops and operates a mobile marketing platform. The company’s software segment drove the stock’s performance higher during the period due to better install rates and higher efficiency from its Artificial Intelligence (AI) models within its advertising products.
Top Detractors to Performance
  Stock selection within the Financials and Industrials sectors detracted significantly from Fund performance despite strong returns over the period. The Fund’s performance in the Financials sector within the Insurance and Capital Markets groups lagged due to both stock selection and sector allocation. The Fund’s performance in the Industrials sector, which benefitted from an overweight to the sector, suffered from poor stock selection. The Commercial Services and Aerospace & Defense industries caused a bulk of the underperformance to the sector.
  A notable detractor for the period was EPAM Systems. EPAM Systems provide digital engineering, cloud and artificial intelligence-enabled transformation services. The company materially lowered their fiscal year 2024 targets and guided second quarter below consensus due to slower pipeline conversion as clients continue to defer program starts.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	28.32%	9.03%	8.76%
Class C (without 1.00% contingent deferred sales charge)	29.32%	9.03%	8.76%
Russell Midcap Index	35.39%	10.94%	9.80%
Russell 3000 Index	37.86%	14.60%	12.44%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,020,326,884
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 7,111,762
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,020,326,884%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$7,111,762%
Portfolio turnover rate	$48%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	22.9%
Information Technology	19.8%
Financials	13.2%
Health Care	9.0%
Consumer Discretionary	7.7%
Real Estate	6.4%
Communication Services	4.6%
Materials	4.2%
Consumer Staples	3.0%
Energy	3.0%
Utilities	2.6%
Short-Term Investments	0.0%†
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000172559 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class I
Trading Symbol	SMDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.90%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection within the Health Care and Consumer Discretionary sectors contributed to the Fund’s relative performance over the period. The Fund’s relative performance benefitted particularly from both strong stock selection in the Health Care sector and an underweight to the biotechnology sub-sector. The Fund’s relative performance also benefitted from stock selection within the health care equipment sub-sector. The Fund’s relative performance benefitted from strong performance within the specialty retail and household durables industries within the Consumer Discretionary sector.
  The top contributor from a stock point of view was AppLovin. AppLovin develops and operates a mobile marketing platform. The company’s software segment drove the stock’s performance higher during the period due to better install rates and higher efficiency from its Artificial Intelligence (AI) models within its advertising products.
Top Detractors to Performance
  Stock selection within the Financials and Industrials sectors detracted significantly from Fund performance despite strong returns over the period. The Fund’s performance in the Financials sector within the Insurance and Capital Markets groups lagged due to both stock selection and sector allocation. The Fund’s performance in the Industrials sector, which benefitted from an overweight to the sector, suffered from poor stock selection. The Commercial Services and Aerospace & Defense industries caused a bulk of the underperformance to the sector.
  A notable detractor for the period was EPAM Systems. EPAM Systems provide digital engineering, cloud and artificial intelligence-enabled transformation services. The company materially lowered their fiscal year 2024 targets and guided second quarter below consensus due to slower pipeline conversion as clients continue to defer program starts.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	30.58%	10.13%	9.65%
Russell Midcap Index	35.39%	10.94%	9.80%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,020,326,884
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 7,111,762
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,020,326,884%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$7,111,762%
Portfolio turnover rate	$48%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	22.9%
Information Technology	19.8%
Financials	13.2%
Health Care	9.0%
Consumer Discretionary	7.7%
Real Estate	6.4%
Communication Services	4.6%
Materials	4.2%
Consumer Staples	3.0%
Energy	3.0%
Utilities	2.6%
Short-Term Investments	0.0%†
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.106% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.106% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.

C000172560 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class R3
Trading Symbol	HFDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$175	1.52%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection within the Health Care and Consumer Discretionary sectors contributed to the Fund’s relative performance over the period. The Fund’s relative performance benefitted particularly from both strong stock selection in the Health Care sector and an underweight to the biotechnology sub-sector. The Fund’s relative performance also benefitted from stock selection within the health care equipment sub-sector. The Fund’s relative performance benefitted from strong performance within the specialty retail and household durables industries within the Consumer Discretionary sector.
  The top contributor from a stock point of view was AppLovin. AppLovin develops and operates a mobile marketing platform. The company’s software segment drove the stock’s performance higher during the period due to better install rates and higher efficiency from its Artificial Intelligence (AI) models within its advertising products.
Top Detractors to Performance
  Stock selection within the Financials and Industrials sectors detracted significantly from Fund performance despite strong returns over the period. The Fund’s performance in the Financials sector within the Insurance and Capital Markets groups lagged due to both stock selection and sector allocation. The Fund’s performance in the Industrials sector, which benefitted from an overweight to the sector, suffered from poor stock selection. The Commercial Services and Aerospace & Defense industries caused a bulk of the underperformance to the sector.
  A notable detractor for the period was EPAM Systems. EPAM Systems provide digital engineering, cloud and artificial intelligence-enabled transformation services. The company materially lowered their fiscal year 2024 targets and guided second quarter below consensus due to slower pipeline conversion as clients continue to defer program starts.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	29.78%	9.45%	9.11%
Russell Midcap Index	35.39%	10.94%	9.80%
Russell 3000 Index	37.86%	14.60%	12.44%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,020,326,884
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 7,111,762
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,020,326,884%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$7,111,762%
Portfolio turnover rate	$48%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	22.9%
Information Technology	19.8%
Financials	13.2%
Health Care	9.0%
Consumer Discretionary	7.7%
Real Estate	6.4%
Communication Services	4.6%
Materials	4.2%
Consumer Staples	3.0%
Energy	3.0%
Utilities	2.6%
Short-Term Investments	0.0%†
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000172561 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class R4
Trading Symbol	HFDSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$140	1.22%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection within the Health Care and Consumer Discretionary sectors contributed to the Fund’s relative performance over the period. The Fund’s relative performance benefitted particularly from both strong stock selection in the Health Care sector and an underweight to the biotechnology sub-sector. The Fund’s relative performance also benefitted from stock selection within the health care equipment sub-sector. The Fund’s relative performance benefitted from strong performance within the specialty retail and household durables industries within the Consumer Discretionary sector.
  The top contributor from a stock point of view was AppLovin. AppLovin develops and operates a mobile marketing platform. The company’s software segment drove the stock’s performance higher during the period due to better install rates and higher efficiency from its Artificial Intelligence (AI) models within its advertising products.
Top Detractors to Performance
  Stock selection within the Financials and Industrials sectors detracted significantly from Fund performance despite strong returns over the period. The Fund’s performance in the Financials sector within the Insurance and Capital Markets groups lagged due to both stock selection and sector allocation. The Fund’s performance in the Industrials sector, which benefitted from an overweight to the sector, suffered from poor stock selection. The Commercial Services and Aerospace & Defense industries caused a bulk of the underperformance to the sector.
  A notable detractor for the period was EPAM Systems. EPAM Systems provide digital engineering, cloud and artificial intelligence-enabled transformation services. The company materially lowered their fiscal year 2024 targets and guided second quarter below consensus due to slower pipeline conversion as clients continue to defer program starts.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	30.17%	9.81%	9.39%
Russell Midcap Index	35.39%	10.94%	9.80%
Russell 3000 Index	37.86%	14.60%	12.44%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,020,326,884
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 7,111,762
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,020,326,884%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$7,111,762%
Portfolio turnover rate	$48%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	22.9%
Information Technology	19.8%
Financials	13.2%
Health Care	9.0%
Consumer Discretionary	7.7%
Real Estate	6.4%
Communication Services	4.6%
Materials	4.2%
Consumer Staples	3.0%
Energy	3.0%
Utilities	2.6%
Short-Term Investments	0.0%†
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000172562 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class R5
Trading Symbol	HFDTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$106	0.92%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection within the Health Care and Consumer Discretionary sectors contributed to the Fund’s relative performance over the period. The Fund’s relative performance benefitted particularly from both strong stock selection in the Health Care sector and an underweight to the biotechnology sub-sector. The Fund’s relative performance also benefitted from stock selection within the health care equipment sub-sector. The Fund’s relative performance benefitted from strong performance within the specialty retail and household durables industries within the Consumer Discretionary sector.
  The top contributor from a stock point of view was AppLovin. AppLovin develops and operates a mobile marketing platform. The company’s software segment drove the stock’s performance higher during the period due to better install rates and higher efficiency from its Artificial Intelligence (AI) models within its advertising products.
Top Detractors to Performance
  Stock selection within the Financials and Industrials sectors detracted significantly from Fund performance despite strong returns over the period. The Fund’s performance in the Financials sector within the Insurance and Capital Markets groups lagged due to both stock selection and sector allocation. The Fund’s performance in the Industrials sector, which benefitted from an overweight to the sector, suffered from poor stock selection. The Commercial Services and Aerospace & Defense industries caused a bulk of the underperformance to the sector.
  A notable detractor for the period was EPAM Systems. EPAM Systems provide digital engineering, cloud and artificial intelligence-enabled transformation services. The company materially lowered their fiscal year 2024 targets and guided second quarter below consensus due to slower pipeline conversion as clients continue to defer program starts.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	30.54%	10.10%	9.62%
Russell Midcap Index	35.39%	10.94%	9.80%
Russell 3000 Index	37.86%	14.60%	12.44%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,020,326,884
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 7,111,762
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,020,326,884%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$7,111,762%
Portfolio turnover rate	$48%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	22.9%
Information Technology	19.8%
Financials	13.2%
Health Care	9.0%
Consumer Discretionary	7.7%
Real Estate	6.4%
Communication Services	4.6%
Materials	4.2%
Consumer Staples	3.0%
Energy	3.0%
Utilities	2.6%
Short-Term Investments	0.0%†
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000172563 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class Y
Trading Symbol	HFDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$105	0.91%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection within the Health Care and Consumer Discretionary sectors contributed to the Fund’s relative performance over the period. The Fund’s relative performance benefitted particularly from both strong stock selection in the Health Care sector and an underweight to the biotechnology sub-sector. The Fund’s relative performance also benefitted from stock selection within the health care equipment sub-sector. The Fund’s relative performance benefitted from strong performance within the specialty retail and household durables industries within the Consumer Discretionary sector.
  The top contributor from a stock point of view was AppLovin. AppLovin develops and operates a mobile marketing platform. The company’s software segment drove the stock’s performance higher during the period due to better install rates and higher efficiency from its Artificial Intelligence (AI) models within its advertising products.
Top Detractors to Performance
  Stock selection within the Financials and Industrials sectors detracted significantly from Fund performance despite strong returns over the period. The Fund’s performance in the Financials sector within the Insurance and Capital Markets groups lagged due to both stock selection and sector allocation. The Fund’s performance in the Industrials sector, which benefitted from an overweight to the sector, suffered from poor stock selection. The Commercial Services and Aerospace & Defense industries caused a bulk of the underperformance to the sector.
  A notable detractor for the period was EPAM Systems. EPAM Systems provide digital engineering, cloud and artificial intelligence-enabled transformation services. The company materially lowered their fiscal year 2024 targets and guided second quarter below consensus due to slower pipeline conversion as clients continue to defer program starts.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	30.65%	10.11%	9.66%
Russell Midcap Index	35.39%	10.94%	9.80%
Russell 3000 Index	37.86%	14.60%	12.44%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,020,326,884
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 7,111,762
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,020,326,884%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$7,111,762%
Portfolio turnover rate	$48%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	22.9%
Information Technology	19.8%
Financials	13.2%
Health Care	9.0%
Consumer Discretionary	7.7%
Real Estate	6.4%
Communication Services	4.6%
Materials	4.2%
Consumer Staples	3.0%
Energy	3.0%
Utilities	2.6%
Short-Term Investments	0.0%†
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000185815 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class F
Trading Symbol	HFDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$93	0.81%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection within the Health Care and Consumer Discretionary sectors contributed to the Fund’s relative performance over the period. The Fund’s relative performance benefitted particularly from both strong stock selection in the Health Care sector and an underweight to the biotechnology sub-sector. The Fund’s relative performance also benefitted from stock selection within the health care equipment sub-sector. The Fund’s relative performance benefitted from strong performance within the specialty retail and household durables industries within the Consumer Discretionary sector.
  The top contributor from a stock point of view was AppLovin. AppLovin develops and operates a mobile marketing platform. The company’s software segment drove the stock’s performance higher during the period due to better install rates and higher efficiency from its Artificial Intelligence (AI) models within its advertising products.
Top Detractors to Performance
  Stock selection within the Financials and Industrials sectors detracted significantly from Fund performance despite strong returns over the period. The Fund’s performance in the Financials sector within the Insurance and Capital Markets groups lagged due to both stock selection and sector allocation. The Fund’s performance in the Industrials sector, which benefitted from an overweight to the sector, suffered from poor stock selection. The Commercial Services and Aerospace & Defense industries caused a bulk of the underperformance to the sector.
  A notable detractor for the period was EPAM Systems. EPAM Systems provide digital engineering, cloud and artificial intelligence-enabled transformation services. The company materially lowered their fiscal year 2024 targets and guided second quarter below consensus due to slower pipeline conversion as clients continue to defer program starts.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	30.73%	10.23%	9.73%
Russell Midcap Index	35.39%	10.94%	9.80%
Russell 3000 Index	37.86%	14.60%	12.44%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,020,326,884
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 7,111,762
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,020,326,884%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$7,111,762%
Portfolio turnover rate	$48%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	22.9%
Information Technology	19.8%
Financials	13.2%
Health Care	9.0%
Consumer Discretionary	7.7%
Real Estate	6.4%
Communication Services	4.6%
Materials	4.2%
Consumer Staples	3.0%
Energy	3.0%
Utilities	2.6%
Short-Term Investments	0.0%†
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000172564 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US MidCap Opportunities Fund
Class Name	Class SDR
Trading Symbol	SMDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$93	0.81%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell Midcap Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection within the Health Care and Consumer Discretionary sectors contributed to the Fund’s relative performance over the period. The Fund’s relative performance benefitted particularly from both strong stock selection in the Health Care sector and an underweight to the biotechnology sub-sector. The Fund’s relative performance also benefitted from stock selection within the health care equipment sub-sector. The Fund’s relative performance benefitted from strong performance within the specialty retail and household durables industries within the Consumer Discretionary sector.
  The top contributor from a stock point of view was AppLovin. AppLovin develops and operates a mobile marketing platform. The company’s software segment drove the stock’s performance higher during the period due to better install rates and higher efficiency from its Artificial Intelligence (AI) models within its advertising products.
Top Detractors to Performance
  Stock selection within the Financials and Industrials sectors detracted significantly from Fund performance despite strong returns over the period. The Fund’s performance in the Financials sector within the Insurance and Capital Markets groups lagged due to both stock selection and sector allocation. The Fund’s performance in the Industrials sector, which benefitted from an overweight to the sector, suffered from poor stock selection. The Commercial Services and Aerospace & Defense industries caused a bulk of the underperformance to the sector.
  A notable detractor for the period was EPAM Systems. EPAM Systems provide digital engineering, cloud and artificial intelligence-enabled transformation services. The company materially lowered their fiscal year 2024 targets and guided second quarter below consensus due to slower pipeline conversion as clients continue to defer program starts.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 5,000,000 Investment The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class SDR	30.80%	10.23%	9.76%
Russell Midcap Index	35.39%	10.94%	9.80%
Russell 3000 Index	37.86%	14.60%	12.44%

Performance Inception Date	Dec. 30, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,020,326,884
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 7,111,762
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,020,326,884%
Total number of portfolio holdings (excluding derivatives, if any)	$71%
Total investment management fees paid	$7,111,762%
Portfolio turnover rate	$48%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	22.9%
Information Technology	19.8%
Financials	13.2%
Health Care	9.0%
Consumer Discretionary	7.7%
Real Estate	6.4%
Communication Services	4.6%
Materials	4.2%
Consumer Staples	3.0%
Energy	3.0%
Utilities	2.6%
Short-Term Investments	0.0%†
Other Assets & Liabilities	3.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

C000172566 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Tax-Aware Bond Fund
Class Name	Class A
Trading Symbol	STWVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.71%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, generated positive total returns during the trailing twelve-month period ended October 31, 2024 due to  strong economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s sector selection to tax-exempt municipals was a top contributor. The Fund’s overweight to tax-exempt general obligation municipal bonds was the main factor; however, the allocation to tax-exempt federal agency and tax-exempt corporates was also constructive to a lesser extent.
  The Fund’s duration positioning was also a positive contributor to performance as yields for tax-exempt municipals fell notably at the beginning of the period.
Top Detractors to Performance
  The Fund’s sector allocation to the industrials sector detracted as the Fund was underweight this sector which performed well over the period relative to other corporates and Treasuries.
  The Fund’s sector selection within tax-exempt other revenue detracted as the Fund was underweight this sector which performed well over the period relative to broad tax-exempts.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	8.45%	0.02%	1.62%
Class A (without 4.50% maximum front-end sales charge)	13.59%	0.94%	2.08%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

Performance Inception Date	Dec. 30, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,302,118,031
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 5,388,933
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,302,118,031%
Total number of portfolio holdings	$281%
Total investment management fees paid	$5,388,933%
Portfolio turnover rate	$36%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	86.6%
U.S. Government Securities	5.3%
U.S. Government Agencies^	2.0%
Corporate Bonds	1.1%
Short-Term Investments	4.1%
Other Assets & Liabilities	0.9%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

C000172567 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Tax-Aware Bond Fund
Class Name	Class C
Trading Symbol	HFKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$169	1.59%

Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, generated positive total returns during the trailing twelve-month period ended October 31, 2024 due to  strong economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s sector selection to tax-exempt municipals was a top contributor. The Fund’s overweight to tax-exempt general obligation municipal bonds was the main factor; however, the allocation to tax-exempt federal agency and tax-exempt corporates was also constructive to a lesser extent.
  The Fund’s duration positioning was also a positive contributor to performance as yields for tax-exempt municipals fell notably at the beginning of the period.
Top Detractors to Performance
  The Fund’s sector allocation to the industrials sector detracted as the Fund was underweight this sector which performed well over the period relative to other corporates and Treasuries.
  The Fund’s sector selection within tax-exempt other revenue detracted as the Fund was underweight this sector which performed well over the period relative to broad tax-exempts.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	11.54%	0.07%	1.44%
Class C (without 1.00% contingent deferred sales charge)	12.54%	0.07%	1.44%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,302,118,031
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 5,388,933
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,302,118,031%
Total number of portfolio holdings	$281%
Total investment management fees paid	$5,388,933%
Portfolio turnover rate	$36%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	86.6%
U.S. Government Securities	5.3%
U.S. Government Agencies^	2.0%
Corporate Bonds	1.1%
Short-Term Investments	4.1%
Other Assets & Liabilities	0.9%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

C000172568 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Tax-Aware Bond Fund
Class Name	Class I
Trading Symbol	STWTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, generated positive total returns during the trailing twelve-month period ended October 31, 2024 due to  strong economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s sector selection to tax-exempt municipals was a top contributor. The Fund’s overweight to tax-exempt general obligation municipal bonds was the main factor; however, the allocation to tax-exempt federal agency and tax-exempt corporates was also constructive to a lesser extent.
  The Fund’s duration positioning was also a positive contributor to performance as yields for tax-exempt municipals fell notably at the beginning of the period.
Top Detractors to Performance
  The Fund’s sector allocation to the industrials sector detracted as the Fund was underweight this sector which performed well over the period relative to other corporates and Treasuries.
  The Fund’s sector selection within tax-exempt other revenue detracted as the Fund was underweight this sector which performed well over the period relative to broad tax-exempts.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	13.87%	1.18%	2.33%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,302,118,031
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 5,388,933
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,302,118,031%
Total number of portfolio holdings	$281%
Total investment management fees paid	$5,388,933%
Portfolio turnover rate	$36%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Municipal Bonds	86.6%
U.S. Government Securities	5.3%
U.S. Government Agencies^	2.0%
Corporate Bonds	1.1%
Short-Term Investments	4.1%
Other Assets & Liabilities	0.9%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

C000172569 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Tax-Aware Bond Fund
Class Name	Class Y
Trading Symbol	HFKYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$60	0.56%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, generated positive total returns during the trailing twelve-month period ended October 31, 2024 due to  strong economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s sector selection to tax-exempt municipals was a top contributor. The Fund’s overweight to tax-exempt general obligation municipal bonds was the main factor; however, the allocation to tax-exempt federal agency and tax-exempt corporates was also constructive to a lesser extent.
  The Fund’s duration positioning was also a positive contributor to performance as yields for tax-exempt municipals fell notably at the beginning of the period.
Top Detractors to Performance
  The Fund’s sector allocation to the industrials sector detracted as the Fund was underweight this sector which performed well over the period relative to other corporates and Treasuries.
  The Fund’s sector selection within tax-exempt other revenue detracted as the Fund was underweight this sector which performed well over the period relative to broad tax-exempts.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	13.66%	1.08%	2.28%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,302,118,031
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 5,388,933
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,302,118,031%
Total number of portfolio holdings	$281%
Total investment management fees paid	$5,388,933%
Portfolio turnover rate	$36%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	86.6%
U.S. Government Securities	5.3%
U.S. Government Agencies^	2.0%
Corporate Bonds	1.1%
Short-Term Investments	4.1%
Other Assets & Liabilities	0.9%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

C000185817 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Tax-Aware Bond Fund
Class Name	Class F
Trading Symbol	HFKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, generated positive total returns during the trailing twelve-month period ended October 31, 2024 due to  strong economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s sector selection to tax-exempt municipals was a top contributor. The Fund’s overweight to tax-exempt general obligation municipal bonds was the main factor; however, the allocation to tax-exempt federal agency and tax-exempt corporates was also constructive to a lesser extent.
  The Fund’s duration positioning was also a positive contributor to performance as yields for tax-exempt municipals fell notably at the beginning of the period.
Top Detractors to Performance
  The Fund’s sector allocation to the industrials sector detracted as the Fund was underweight this sector which performed well over the period relative to other corporates and Treasuries.
  The Fund’s sector selection within tax-exempt other revenue detracted as the Fund was underweight this sector which performed well over the period relative to broad tax-exempts.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	13.78%	1.19%	2.34%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,302,118,031
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 5,388,933
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,302,118,031%
Total number of portfolio holdings	$281%
Total investment management fees paid	$5,388,933%
Portfolio turnover rate	$36%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	86.6%
U.S. Government Securities	5.3%
U.S. Government Agencies^	2.0%
Corporate Bonds	1.1%
Short-Term Investments	4.1%
Other Assets & Liabilities	0.9%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

C000172565 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Tax-Aware Bond Fund
Class Name	Class SDR
Trading Symbol	HFKVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, generated positive total returns during the trailing twelve-month period ended October 31, 2024 due to  strong economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg Municipal Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s sector selection to tax-exempt municipals was a top contributor. The Fund’s overweight to tax-exempt general obligation municipal bonds was the main factor; however, the allocation to tax-exempt federal agency and tax-exempt corporates was also constructive to a lesser extent.
  The Fund’s duration positioning was also a positive contributor to performance as yields for tax-exempt municipals fell notably at the beginning of the period.
Top Detractors to Performance
  The Fund’s sector allocation to the industrials sector detracted as the Fund was underweight this sector which performed well over the period relative to other corporates and Treasuries.
  The Fund’s sector selection within tax-exempt other revenue detracted as the Fund was underweight this sector which performed well over the period relative to broad tax-exempts.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 5,000,000 Investment The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class SDR	13.80%	1.20%	2.34%
Bloomberg Municipal Bond Index	9.70%	1.05%	2.30%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,302,118,031
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 5,388,933
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,302,118,031%
Total number of portfolio holdings	$281%
Total investment management fees paid	$5,388,933%
Portfolio turnover rate	$36%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	86.6%
U.S. Government Securities	5.3%
U.S. Government Agencies^	2.0%
Corporate Bonds	1.1%
Short-Term Investments	4.1%
Other Assets & Liabilities	0.9%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

C000172570 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	SEMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$160	1.44%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets, as measured by the MSCI Emerging Markets Index (Net), delivered positive returns over the last 12 months from November 1, 2023 to October 31, 2024, amid monetary policy easing in both developed and emerging markets. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The overweight positions to Taiwan and Peru and the underweight to Saudi Arabia positively contributed.
  Stock selection was positive in Taiwan and Brazil.
Top Detractors to Performance
  The overweights to Brazil and Poland, as well as the underweight to India and China, detracted.
  Cash held in a rising market was also negative.
  Stock selection was negative in China and Mexico.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	15.56%	1.98%	3.03%
Class A (without 5.50% maximum front-end sales charge)	22.31%	3.14%	3.62%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,476,596,065
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 59,400,976
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,476,596,065%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$59,400,976%
Portfolio turnover rate	$45%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	25.8%
Taiwan	20.2%
India	15.9%
South Korea	9.6%
Brazil	8.2%
South Africa	3.4%
Mexico	3.0%
Poland	2.0%
Indonesia	1.6%
Hong Kong	1.3%
Other**	6.3%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172571 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	HHHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$238	2.15%

Expenses Paid, Amount	$ 238
Expense Ratio, Percent	2.15%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets, as measured by the MSCI Emerging Markets Index (Net), delivered positive returns over the last 12 months from November 1, 2023 to October 31, 2024, amid monetary policy easing in both developed and emerging markets. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The overweight positions to Taiwan and Peru and the underweight to Saudi Arabia positively contributed.
  Stock selection was positive in Taiwan and Brazil.
Top Detractors to Performance
  The overweights to Brazil and Poland, as well as the underweight to India and China, detracted.
  Cash held in a rising market was also negative.
  Stock selection was negative in China and Mexico.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	20.40%	2.46%	3.11%
Class C (without 1.00% contingent deferred sales charge)	21.40%	2.46%	3.11%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,476,596,065
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 59,400,976
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,476,596,065%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$59,400,976%
Portfolio turnover rate	$45%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	25.8%
Taiwan	20.2%
India	15.9%
South Korea	9.6%
Brazil	8.2%
South Africa	3.4%
Mexico	3.0%
Poland	2.0%
Indonesia	1.6%
Hong Kong	1.3%
Other**	6.3%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172572 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	SEMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$137	1.23%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets, as measured by the MSCI Emerging Markets Index (Net), delivered positive returns over the last 12 months from November 1, 2023 to October 31, 2024, amid monetary policy easing in both developed and emerging markets. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The overweight positions to Taiwan and Peru and the underweight to Saudi Arabia positively contributed.
  Stock selection was positive in Taiwan and Brazil.
Top Detractors to Performance
  The overweights to Brazil and Poland, as well as the underweight to India and China, detracted.
  Cash held in a rising market was also negative.
  Stock selection was negative in China and Mexico.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	22.47%	3.41%	3.87%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,476,596,065
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 59,400,976
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,476,596,065%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$59,400,976%
Portfolio turnover rate	$45%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	25.8%
Taiwan	20.2%
India	15.9%
South Korea	9.6%
Brazil	8.2%
South Africa	3.4%
Mexico	3.0%
Poland	2.0%
Indonesia	1.6%
Hong Kong	1.3%
Other**	6.3%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000172573 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class R3
Trading Symbol	HHHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$190	1.71%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets, as measured by the MSCI Emerging Markets Index (Net), delivered positive returns over the last 12 months from November 1, 2023 to October 31, 2024, amid monetary policy easing in both developed and emerging markets. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
The overweight positions to Taiwan and Peru and the underweight to Saudi Arabia positively contributed.
Stock selection was positive in Taiwan and Brazil.
Top Detractors to Performance
The overweights to Brazil and Poland, as well as the underweight to India and China, detracted.
Cash held in a rising market was also negative.
Stock selection was negative in China and Mexico.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	21.90%	2.93%	3.51%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,476,596,065
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 59,400,976
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,476,596,065%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$59,400,976%
Portfolio turnover rate	$45%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	25.8%
Taiwan	20.2%
India	15.9%
South Korea	9.6%
Brazil	8.2%
South Africa	3.4%
Mexico	3.0%
Poland	2.0%
Indonesia	1.6%
Hong Kong	1.3%
Other**	6.3%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172574 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class R4
Trading Symbol	HHHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$162	1.46%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets, as measured by the MSCI Emerging Markets Index (Net), delivered positive returns over the last 12 months from November 1, 2023 to October 31, 2024, amid monetary policy easing in both developed and emerging markets. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The overweight positions to Taiwan and Peru and the underweight to Saudi Arabia positively contributed.
  Stock selection was positive in Taiwan and Brazil.
Top Detractors to Performance
  The overweights to Brazil and Poland, as well as the underweight to India and China, detracted.
  Cash held in a rising market was also negative.
  Stock selection was negative in China and Mexico.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	22.17%	3.19%	3.72%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,476,596,065
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 59,400,976
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,476,596,065%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$59,400,976%
Portfolio turnover rate	$45%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	25.8%
Taiwan	20.2%
India	15.9%
South Korea	9.6%
Brazil	8.2%
South Africa	3.4%
Mexico	3.0%
Poland	2.0%
Indonesia	1.6%
Hong Kong	1.3%
Other**	6.3%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172575 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class R5
Trading Symbol	HHHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$130	1.17%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets, as measured by the MSCI Emerging Markets Index (Net), delivered positive returns over the last 12 months from November 1, 2023 to October 31, 2024, amid monetary policy easing in both developed and emerging markets. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The overweight positions to Taiwan and Peru and the underweight to Saudi Arabia positively contributed.
  Stock selection was positive in Taiwan and Brazil.
Top Detractors to Performance
  The overweights to Brazil and Poland, as well as the underweight to India and China, detracted.
  Cash held in a rising market was also negative.
  Stock selection was negative in China and Mexico.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	22.62%	3.44%	3.90%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,476,596,065
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 59,400,976
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,476,596,065%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$59,400,976%
Portfolio turnover rate	$45%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	25.8%
Taiwan	20.2%
India	15.9%
South Korea	9.6%
Brazil	8.2%
South Africa	3.4%
Mexico	3.0%
Poland	2.0%
Indonesia	1.6%
Hong Kong	1.3%
Other**	6.3%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172576 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class Y
Trading Symbol	HHHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$129	1.16%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets, as measured by the MSCI Emerging Markets Index (Net), delivered positive returns over the last 12 months from November 1, 2023 to October 31, 2024, amid monetary policy easing in both developed and emerging markets. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The overweight positions to Taiwan and Peru and the underweight to Saudi Arabia positively contributed.
  Stock selection was positive in Taiwan and Brazil.
Top Detractors to Performance
  The overweights to Brazil and Poland, as well as the underweight to India and China, detracted.
  Cash held in a rising market was also negative.
  Stock selection was negative in China and Mexico.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	22.65%	3.48%	3.95%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,476,596,065
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 59,400,976
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,476,596,065%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$59,400,976%
Portfolio turnover rate	$45%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	25.8%
Taiwan	20.2%
India	15.9%
South Korea	9.6%
Brazil	8.2%
South Africa	3.4%
Mexico	3.0%
Poland	2.0%
Indonesia	1.6%
Hong Kong	1.3%
Other**	6.3%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000185819 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class F
Trading Symbol	HHHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$117	1.05%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets, as measured by the MSCI Emerging Markets Index (Net), delivered positive returns over the last 12 months from November 1, 2023 to October 31, 2024, amid monetary policy easing in both developed and emerging markets. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The overweight positions to Taiwan and Peru and the underweight to Saudi Arabia positively contributed.
  Stock selection was positive in Taiwan and Brazil.
Top Detractors to Performance
  The overweights to Brazil and Poland, as well as the underweight to India and China, detracted.
  Cash held in a rising market was also negative.
  Stock selection was negative in China and Mexico.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	22.76%	3.60%	4.00%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,476,596,065
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 59,400,976
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,476,596,065%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$59,400,976%
Portfolio turnover rate	$45%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	25.8%
Taiwan	20.2%
India	15.9%
South Korea	9.6%
Brazil	8.2%
South Africa	3.4%
Mexico	3.0%
Poland	2.0%
Indonesia	1.6%
Hong Kong	1.3%
Other**	6.3%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172577 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Equity Fund
Class Name	Class SDR
Trading Symbol	SEMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$117	1.05%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets, as measured by the MSCI Emerging Markets Index (Net), delivered positive returns over the last 12 months from November 1, 2023 to October 31, 2024, amid monetary policy easing in both developed and emerging markets. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The overweight positions to Taiwan and Peru and the underweight to Saudi Arabia positively contributed.
  Stock selection was positive in Taiwan and Brazil.
Top Detractors to Performance
  The overweights to Brazil and Poland, as well as the underweight to India and China, detracted.
  Cash held in a rising market was also negative.
  Stock selection was negative in China and Mexico.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 5,000,000 Investment The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class SDR	22.71%	3.59%	4.04%
MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.43%

Performance Inception Date	Dec. 30, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,476,596,065
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 59,400,976
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,476,596,065%
Total number of portfolio holdings (excluding derivatives, if any)	$113%
Total investment management fees paid	$59,400,976%
Portfolio turnover rate	$45%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	25.8%
Taiwan	20.2%
India	15.9%
South Korea	9.6%
Brazil	8.2%
South Africa	3.4%
Mexico	3.0%
Poland	2.0%
Indonesia	1.6%
Hong Kong	1.3%
Other**	6.3%
Other Assets & Liabilities	2.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172578 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class A
Trading Symbol	SMSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.14%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
For the 12-month period ending October 31, 2024, the emerging market debt universe, as measured by the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, posted strong returns due to a positive macro backdrop, falling inflation, and multiple stories of countries with improving fundamentals. Fund performance described below is relative to the Fund’s performance index, the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Performance in the Fund benefitted from overweight allocations to hard currency sovereign bonds in Mexico, Egypt, and El Salvador. Mexico performed well given very high real interest rates, and as inflation fell from its Covid peak. Remittances, tourism and export demand from the United States were also robust. Egypt benefitted when regional neighbor the UAE agreed to invest $35 billion into a new economic project. El Salvador’s president Bukele won re-election and promised to continue his focus on security and pro-market policies, propelling those bonds.
Top Detractors to Performance
  Performance in the Fund was detracted from by the Fund’s hard currency sovereign underweight to Indonesia, the Fund’s overweight to Argentina, and the small cash allocation in a strong market. The underweight to Indonesia was due to what were perceived as better opportunities elsewhere as well as concern with the economic softness of neighboring China. Argentina performed well due to President Milei’s continuance of pro-market policies, although there was some profit taking in those bonds during the period.
Derivatives
  During the period, the Fund used derivatives, such as foreign currency contracts, futures contracts, and swaps. In the aggregate, the use of derivatives added modestly to performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 4.50% maximum front-end sales charge)	11.58%	(0.55)%	1.33%
Class A (without 4.50% maximum front-end sales charge)	16.76%	0.37%)	1.79%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted	13.92%	0.70%)	2.28%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 24,768,507
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 169,834
Investment Company Portfolio Turnover	151.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$24,768,507%
Total number of portfolio holdings	$217%
Total investment management fees paid	$169,834%
Portfolio turnover rate	$151%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	12.6%
Brazil	10.3%
Colombia	5.3%
South Africa	4.9%
Indonesia	3.6%
Turkey	3.4%
Egypt	3.1%
Argentina	3.0%
Chile	2.6%
South Korea	2.5%
Other**	40.3%
Short-Term Investments	7.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172579 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class C
Trading Symbol	HFZCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	1.89%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
For the 12-month period ending October 31, 2024, the emerging market debt universe, as measured by the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, posted strong returns due to a positive macro backdrop, falling inflation, and multiple stories of countries with improving fundamentals. Fund performance described below is relative to the Fund’s performance index, the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Performance in the Fund benefitted from overweight allocations to hard currency sovereign bonds in Mexico, Egypt, and El Salvador. Mexico performed well given very high real interest rates, and as inflation fell from its Covid peak. Remittances, tourism and export demand from the United States were also robust. Egypt benefitted when regional neighbor the UAE agreed to invest $35 billion into a new economic project. El Salvador’s president Bukele won re-election and promised to continue his focus on security and pro-market policies, propelling those bonds.
Top Detractors to Performance
  Performance in the Fund was detracted from by the Fund’s hard currency sovereign underweight to Indonesia, the Fund’s overweight to Argentina, and the small cash allocation in a strong market. The underweight to Indonesia was due to what were perceived as better opportunities elsewhere as well as concern with the economic softness of neighboring China. Argentina performed well due to President Milei’s continuance of pro-market policies, although there was some profit taking in those bonds during the period.
Derivatives
  During the period, the Fund used derivatives, such as foreign currency contracts, futures contracts, and swaps. In the aggregate, the use of derivatives added modestly to performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	14.77%	(0.38)%	1.21%
Class C (without 1.00% contingent deferred sales charge)	15.77%	(0.38)%	1.21%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted	13.92%	0.70%)	2.28%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 24,768,507
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 169,834
Investment Company Portfolio Turnover	151.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$24,768,507%
Total number of portfolio holdings	$217%
Total investment management fees paid	$169,834%
Portfolio turnover rate	$151%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	12.6%
Brazil	10.3%
Colombia	5.3%
South Africa	4.9%
Indonesia	3.6%
Turkey	3.4%
Egypt	3.1%
Argentina	3.0%
Chile	2.6%
South Korea	2.5%
Other**	40.3%
Short-Term Investments	7.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172580 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class I
Trading Symbol	SMSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	0.89%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
For the 12-month period ending October 31, 2024, the emerging market debt universe, as measured by the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, posted strong returns due to a positive macro backdrop, falling inflation, and multiple stories of countries with improving fundamentals. Fund performance described below is relative to the Fund’s performance index, the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Performance in the Fund benefitted from overweight allocations to hard currency sovereign bonds in Mexico, Egypt, and El Salvador. Mexico performed well given very high real interest rates, and as inflation fell from its Covid peak. Remittances, tourism and export demand from the United States were also robust. Egypt benefitted when regional neighbor the UAE agreed to invest $35 billion into a new economic project. El Salvador’s president Bukele won re-election and promised to continue his focus on security and pro-market policies, propelling those bonds.
Top Detractors to Performance
  Performance in the Fund was detracted from by the Fund’s hard currency sovereign underweight to Indonesia, the Fund’s overweight to Argentina, and the small cash allocation in a strong market. The underweight to Indonesia was due to what were perceived as better opportunities elsewhere as well as concern with the economic softness of neighboring China. Argentina performed well due to President Milei’s continuance of pro-market policies, although there was some profit taking in those bonds during the period.
Derivatives
  During the period, the Fund used derivatives, such as foreign currency contracts, futures contracts, and swaps. In the aggregate, the use of derivatives added modestly to performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	16.92%	0.62%)	2.04%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted	13.92%	0.70%)	2.28%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 24,768,507
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 169,834
Investment Company Portfolio Turnover	151.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$24,768,507%
Total number of portfolio holdings	$217%
Total investment management fees paid	$169,834%
Portfolio turnover rate	$151%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	12.6%
Brazil	10.3%
Colombia	5.3%
South Africa	4.9%
Indonesia	3.6%
Turkey	3.4%
Egypt	3.1%
Argentina	3.0%
Chile	2.6%
South Korea	2.5%
Other**	40.3%
Short-Term Investments	7.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172581 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class R3
Trading Symbol	HFZRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$156	1.44%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
For the 12-month period ending October 31, 2024, the emerging market debt universe, as measured by the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, posted strong returns due to a positive macro backdrop, falling inflation, and multiple stories of countries with improving fundamentals. Fund performance described below is relative to the Fund’s performance index, the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Performance in the Fund benefitted from overweight allocations to hard currency sovereign bonds in Mexico, Egypt, and El Salvador. Mexico performed well given very high real interest rates, and as inflation fell from its Covid peak. Remittances, tourism and export demand from the United States were also robust. Egypt benefitted when regional neighbor the UAE agreed to invest $35 billion into a new economic project. El Salvador’s president Bukele won re-election and promised to continue his focus on security and pro-market policies, propelling those bonds.
Top Detractors to Performance
  Performance in the Fund was detracted from by the Fund’s hard currency sovereign underweight to Indonesia, the Fund’s overweight to Argentina, and the small cash allocation in a strong market. The underweight to Indonesia was due to what were perceived as better opportunities elsewhere as well as concern with the economic softness of neighboring China. Argentina performed well due to President Milei’s continuance of pro-market policies, although there was some profit taking in those bonds during the period.
Derivatives
  During the period, the Fund used derivatives, such as foreign currency contracts, futures contracts, and swaps. In the aggregate, the use of derivatives added modestly to performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	16.38%	0.14%)	1.73%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted	13.92%	0.70%)	2.28%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 24,768,507
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 169,834
Investment Company Portfolio Turnover	151.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$24,768,507%
Total number of portfolio holdings	$217%
Total investment management fees paid	$169,834%
Portfolio turnover rate	$151%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	12.6%
Brazil	10.3%
Colombia	5.3%
South Africa	4.9%
Indonesia	3.6%
Turkey	3.4%
Egypt	3.1%
Argentina	3.0%
Chile	2.6%
South Korea	2.5%
Other**	40.3%
Short-Term Investments	7.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172582 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class R4
Trading Symbol	HFZSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$123	1.14%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
For the 12-month period ending October 31, 2024, the emerging market debt universe, as measured by the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, posted strong returns due to a positive macro backdrop, falling inflation, and multiple stories of countries with improving fundamentals. Fund performance described below is relative to the Fund’s performance index, the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Performance in the Fund benefitted from overweight allocations to hard currency sovereign bonds in Mexico, Egypt, and El Salvador. Mexico performed well given very high real interest rates, and as inflation fell from its Covid peak. Remittances, tourism and export demand from the United States were also robust. Egypt benefitted when regional neighbor the UAE agreed to invest $35 billion into a new economic project. El Salvador’s president Bukele won re-election and promised to continue his focus on security and pro-market policies, propelling those bonds.
Top Detractors to Performance
  Performance in the Fund was detracted from by the Fund’s hard currency sovereign underweight to Indonesia, the Fund’s overweight to Argentina, and the small cash allocation in a strong market. The underweight to Indonesia was due to what were perceived as better opportunities elsewhere as well as concern with the economic softness of neighboring China. Argentina performed well due to President Milei’s continuance of pro-market policies, although there was some profit taking in those bonds during the period.
Derivatives
  During the period, the Fund used derivatives, such as foreign currency contracts, futures contracts, and swaps. In the aggregate, the use of derivatives added modestly to performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	16.60%	0.43%)	1.91%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted	13.92%	0.70%)	2.28%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 24,768,507
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 169,834
Investment Company Portfolio Turnover	151.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$24,768,507%
Total number of portfolio holdings	$217%
Total investment management fees paid	$169,834%
Portfolio turnover rate	$151%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	12.6%
Brazil	10.3%
Colombia	5.3%
South Africa	4.9%
Indonesia	3.6%
Turkey	3.4%
Egypt	3.1%
Argentina	3.0%
Chile	2.6%
South Korea	2.5%
Other**	40.3%
Short-Term Investments	7.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172583 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class R5
Trading Symbol	HFZTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$91	0.84%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
For the 12-month period ending October 31, 2024, the emerging market debt universe, as measured by the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, posted strong returns due to a positive macro backdrop, falling inflation, and multiple stories of countries with improving fundamentals. Fund performance described below is relative to the Fund’s performance index, the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Performance in the Fund benefitted from overweight allocations to hard currency sovereign bonds in Mexico, Egypt, and El Salvador. Mexico performed well given very high real interest rates, and as inflation fell from its Covid peak. Remittances, tourism and export demand from the United States were also robust. Egypt benefitted when regional neighbor the UAE agreed to invest $35 billion into a new economic project. El Salvador’s president Bukele won re-election and promised to continue his focus on security and pro-market policies, propelling those bonds.
Top Detractors to Performance
  Performance in the Fund was detracted from by the Fund’s hard currency sovereign underweight to Indonesia, the Fund’s overweight to Argentina, and the small cash allocation in a strong market. The underweight to Indonesia was due to what were perceived as better opportunities elsewhere as well as concern with the economic softness of neighboring China. Argentina performed well due to President Milei’s continuance of pro-market policies, although there was some profit taking in those bonds during the period.
Derivatives
  During the period, the Fund used derivatives, such as foreign currency contracts, futures contracts, and swaps. In the aggregate, the use of derivatives added modestly to performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	17.16%	0.68%)	2.06%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted	13.92%	0.70%)	2.28%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 24,768,507
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 169,834
Investment Company Portfolio Turnover	151.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$24,768,507%
Total number of portfolio holdings	$217%
Total investment management fees paid	$169,834%
Portfolio turnover rate	$151%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	12.6%
Brazil	10.3%
Colombia	5.3%
South Africa	4.9%
Indonesia	3.6%
Turkey	3.4%
Egypt	3.1%
Argentina	3.0%
Chile	2.6%
South Korea	2.5%
Other**	40.3%
Short-Term Investments	7.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172584 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class Y
Trading Symbol	HFZYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$91	0.84%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
For the 12-month period ending October 31, 2024, the emerging market debt universe, as measured by the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, posted strong returns due to a positive macro backdrop, falling inflation, and multiple stories of countries with improving fundamentals. Fund performance described below is relative to the Fund’s performance index, the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Performance in the Fund benefitted from overweight allocations to hard currency sovereign bonds in Mexico, Egypt, and El Salvador. Mexico performed well given very high real interest rates, and as inflation fell from its Covid peak. Remittances, tourism and export demand from the United States were also robust. Egypt benefitted when regional neighbor the UAE agreed to invest $35 billion into a new economic project. El Salvador’s president Bukele won re-election and promised to continue his focus on security and pro-market policies, propelling those bonds.
Top Detractors to Performance
  Performance in the Fund was detracted from by the Fund’s hard currency sovereign underweight to Indonesia, the Fund’s overweight to Argentina, and the small cash allocation in a strong market. The underweight to Indonesia was due to what were perceived as better opportunities elsewhere as well as concern with the economic softness of neighboring China. Argentina performed well due to President Milei’s continuance of pro-market policies, although there was some profit taking in those bonds during the period.
Derivatives
  During the period, the Fund used derivatives, such as foreign currency contracts, futures contracts, and swaps. In the aggregate, the use of derivatives added modestly to performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	16.98%	0.70%)	2.09%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted	13.92%	0.70%)	2.28%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 24,768,507
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 169,834
Investment Company Portfolio Turnover	151.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$24,768,507%
Total number of portfolio holdings	$217%
Total investment management fees paid	$169,834%
Portfolio turnover rate	$151%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	12.6%
Brazil	10.3%
Colombia	5.3%
South Africa	4.9%
Indonesia	3.6%
Turkey	3.4%
Egypt	3.1%
Argentina	3.0%
Chile	2.6%
South Korea	2.5%
Other**	40.3%
Short-Term Investments	7.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000185821 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class F
Trading Symbol	HFZFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
For the 12-month period ending October 31, 2024, the emerging market debt universe, as measured by the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, posted strong returns due to a positive macro backdrop, falling inflation, and multiple stories of countries with improving fundamentals. Fund performance described below is relative to the Fund’s performance index, the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Performance in the Fund benefitted from overweight allocations to hard currency sovereign bonds in Mexico, Egypt, and El Salvador. Mexico performed well given very high real interest rates, and as inflation fell from its Covid peak. Remittances, tourism and export demand from the United States were also robust. Egypt benefitted when regional neighbor the UAE agreed to invest $35 billion into a new economic project. El Salvador’s president Bukele won re-election and promised to continue his focus on security and pro-market policies, propelling those bonds.
Top Detractors to Performance
  Performance in the Fund was detracted from by the Fund’s hard currency sovereign underweight to Indonesia, the Fund’s overweight to Argentina, and the small cash allocation in a strong market. The underweight to Indonesia was due to what were perceived as better opportunities elsewhere as well as concern with the economic softness of neighboring China. Argentina performed well due to President Milei’s continuance of pro-market policies, although there was some profit taking in those bonds during the period.
Derivatives
  During the period, the Fund used derivatives, such as foreign currency contracts, futures contracts, and swaps. In the aggregate, the use of derivatives added modestly to performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	17.24%	0.72%)	2.11%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted	13.92%	0.70%)	2.28%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 24,768,507
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 169,834
Investment Company Portfolio Turnover	151.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$24,768,507%
Total number of portfolio holdings	$217%
Total investment management fees paid	$169,834%
Portfolio turnover rate	$151%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	12.6%
Brazil	10.3%
Colombia	5.3%
South Africa	4.9%
Indonesia	3.6%
Turkey	3.4%
Egypt	3.1%
Argentina	3.0%
Chile	2.6%
South Korea	2.5%
Other**	40.3%
Short-Term Investments	7.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172585 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Name	Class SDR
Trading Symbol	SMSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
For the 12-month period ending October 31, 2024, the emerging market debt universe, as measured by the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, posted strong returns due to a positive macro backdrop, falling inflation, and multiple stories of countries with improving fundamentals. Fund performance described below is relative to the Fund’s performance index, the JP Morgan Emerging Markets Blended Index (JEMB) - Equal Weighted, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Performance in the Fund benefitted from overweight allocations to hard currency sovereign bonds in Mexico, Egypt, and El Salvador. Mexico performed well given very high real interest rates, and as inflation fell from its Covid peak. Remittances, tourism and export demand from the United States were also robust. Egypt benefitted when regional neighbor the UAE agreed to invest $35 billion into a new economic project. El Salvador’s president Bukele won re-election and promised to continue his focus on security and pro-market policies, propelling those bonds.
Top Detractors to Performance
  Performance in the Fund was detracted from by the Fund’s hard currency sovereign underweight to Indonesia, the Fund’s overweight to Argentina, and the small cash allocation in a strong market. The underweight to Indonesia was due to what were perceived as better opportunities elsewhere as well as concern with the economic softness of neighboring China. Argentina performed well due to President Milei’s continuance of pro-market policies, although there was some profit taking in those bonds during the period.
Derivatives
  During the period, the Fund used derivatives, such as foreign currency contracts, futures contracts, and swaps. In the aggregate, the use of derivatives added modestly to performance over the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 5,000,000 Investment The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class SDR	17.10%	0.76%)	2.17%
JP Morgan Emerging Markets Blended Index (JEMB) – Equal Weighted	13.92%	0.70%)	2.28%
Bloomberg Global Aggregate Bond Index	9.55%	(1.64)%	0.23%

Performance Inception Date	Dec. 30, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 24,768,507
Holdings Count | Holding	217
Advisory Fees Paid, Amount	$ 169,834
Investment Company Portfolio Turnover	151.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$24,768,507%
Total number of portfolio holdings	$217%
Total investment management fees paid	$169,834%
Portfolio turnover rate	$151%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	12.6%
Brazil	10.3%
Colombia	5.3%
South Africa	4.9%
Indonesia	3.6%
Turkey	3.4%
Egypt	3.1%
Argentina	3.0%
Chile	2.6%
South Korea	2.5%
Other**	40.3%
Short-Term Investments	7.3%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172602 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class A
Trading Symbol	SCVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$117	1.04%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), showed strong performance during the trailing twelve-month period ended October 31, 2024 as investor sentiment and continued positive earnings revisions across core sectors drove market returns. Continued investor enthusiasm for Artificial Intelligence (AI) related technologies led as a key thematic driver. Macro factors also influenced performance with central banks moving away from monetary tightening and providing a bullish signal for investors. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection was positive overall during the period. The Fund's selection in the Information Technology sector was the largest contributor to relative returns. Additionally, stock selection in the Industrials and Healthcare sectors and the Fund’s underweight allocations to the Energy and Materials sectors added value.
  Non-benchmark holding, ARM Holdings, was a key positive contributor amid ongoing investor enthusiasm for stocks likely to benefit from the continued expansion of AI technologies.
  Schneider Electric was a key positive contributor with performance led by its Energy Management division and reassuring results in its Industrial Automation segment.
Top Detractors to Performance
  Stock selection in the Consumer Discretionary sector was the primary detractor of performance over the period. Selection in the Communication Services sector and the Fund’s underweight position to the Financials sector also detracted.
  Clothing retailer, Lululemon Athletica, was a negative performer after the company warned of a weaker consumer environment and increased competitive pressures from newer challenger brands.
  South Korean technology company, Samsung Electronics, was a negative performer following investor fears that the company is losing its competitive edge in the memory sector, most notably within high bandwidth memory (or HBM), which is used in AI applications.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	18.10%	7.63%	6.16%
Class A (without 5.50% maximum front-end sales charge)	25.01%	8.86%	6.76%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,695,180,491
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 39,561,128
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,695,180,491%
Total number of portfolio holdings (excluding derivatives, if any)	$56%
Total investment management fees paid	$39,561,128%
Portfolio turnover rate	$27%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	21.3%
United Kingdom	14.5%
Japan	13.1%
Germany	8.6%
China	4.8%
Taiwan	4.2%
Switzerland	4.0%
France	3.8%
Denmark	3.5%
Brazil	3.4%
Other**	16.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172603 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class C
Trading Symbol	HSWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$202	1.80%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), showed strong performance during the trailing twelve-month period ended October 31, 2024 as investor sentiment and continued positive earnings revisions across core sectors drove market returns. Continued investor enthusiasm for Artificial Intelligence (AI) related technologies led as a key thematic driver. Macro factors also influenced performance with central banks moving away from monetary tightening and providing a bullish signal for investors. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection was positive overall during the period. The Fund's selection in the Information Technology sector was the largest contributor to relative returns. Additionally, stock selection in the Industrials and Healthcare sectors and the Fund’s underweight allocations to the Energy and Materials sectors added value.
  Non-benchmark holding, ARM Holdings, was a key positive contributor amid ongoing investor enthusiasm for stocks likely to benefit from the continued expansion of AI technologies.
  Schneider Electric was a key positive contributor with performance led by its Energy Management division and reassuring results in its Industrial Automation segment.
Top Detractors to Performance
  Stock selection in the Consumer Discretionary sector was the primary detractor of performance over the period. Selection in the Communication Services sector and the Fund’s underweight position to the Financials sector also detracted.
  Clothing retailer, Lululemon Athletica, was a negative performer after the company warned of a weaker consumer environment and increased competitive pressures from newer challenger brands.
  South Korean technology company, Samsung Electronics, was a negative performer following investor fears that the company is losing its competitive edge in the memory sector, most notably within high bandwidth memory (or HBM), which is used in AI applications.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	23.07%	8.06%	6.19%
Class C (without 1.00% contingent deferred sales charge)	24.07%	8.06%	6.19%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,695,180,491
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 39,561,128
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,695,180,491%
Total number of portfolio holdings (excluding derivatives, if any)	$56%
Total investment management fees paid	$39,561,128%
Portfolio turnover rate	$27%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	21.3%
United Kingdom	14.5%
Japan	13.1%
Germany	8.6%
China	4.8%
Taiwan	4.2%
Switzerland	4.0%
France	3.8%
Denmark	3.5%
Brazil	3.4%
Other**	16.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172604 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class I
Trading Symbol	SCIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.78%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), showed strong performance during the trailing twelve-month period ended October 31, 2024 as investor sentiment and continued positive earnings revisions across core sectors drove market returns. Continued investor enthusiasm for Artificial Intelligence (AI) related technologies led as a key thematic driver. Macro factors also influenced performance with central banks moving away from monetary tightening and providing a bullish signal for investors. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection was positive overall during the period. The Fund's selection in the Information Technology sector was the largest contributor to relative returns. Additionally, stock selection in the Industrials and Healthcare sectors and the Fund’s underweight allocations to the Energy and Materials sectors added value.
  Non-benchmark holding, ARM Holdings, was a key positive contributor amid ongoing investor enthusiasm for stocks likely to benefit from the continued expansion of AI technologies.
  Schneider Electric was a key positive contributor with performance led by its Energy Management division and reassuring results in its Industrial Automation segment.
Top Detractors to Performance
  Stock selection in the Consumer Discretionary sector was the primary detractor of performance over the period. Selection in the Communication Services sector and the Fund’s underweight position to the Financials sector also detracted.
  Clothing retailer, Lululemon Athletica, was a negative performer after the company warned of a weaker consumer environment and increased competitive pressures from newer challenger brands.
  South Korean technology company, Samsung Electronics, was a negative performer following investor fears that the company is losing its competitive edge in the memory sector, most notably within high bandwidth memory (or HBM), which is used in AI applications.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	25.33%	9.15%	7.05%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,695,180,491
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 39,561,128
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,695,180,491%
Total number of portfolio holdings (excluding derivatives, if any)	$56%
Total investment management fees paid	$39,561,128%
Portfolio turnover rate	$27%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	21.3%
United Kingdom	14.5%
Japan	13.1%
Germany	8.6%
China	4.8%
Taiwan	4.2%
Switzerland	4.0%
France	3.8%
Denmark	3.5%
Brazil	3.4%
Other**	16.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.10% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, Hartford Administrative Services Company, the Fund’s transfer agent, contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for Class I of the Fund as follows: 0.10% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination.

C000172605 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class R3
Trading Symbol	HSWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$156	1.39%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), showed strong performance during the trailing twelve-month period ended October 31, 2024 as investor sentiment and continued positive earnings revisions across core sectors drove market returns. Continued investor enthusiasm for Artificial Intelligence (AI) related technologies led as a key thematic driver. Macro factors also influenced performance with central banks moving away from monetary tightening and providing a bullish signal for investors. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection was positive overall during the period. The Fund's selection in the Information Technology sector was the largest contributor to relative returns. Additionally, stock selection in the Industrials and Healthcare sectors and the Fund’s underweight allocations to the Energy and Materials sectors added value.
  Non-benchmark holding, ARM Holdings, was a key positive contributor amid ongoing investor enthusiasm for stocks likely to benefit from the continued expansion of AI technologies.
  Schneider Electric was a key positive contributor with performance led by its Energy Management division and reassuring results in its Industrial Automation segment.
Top Detractors to Performance
  Stock selection in the Consumer Discretionary sector was the primary detractor of performance over the period. Selection in the Communication Services sector and the Fund’s underweight position to the Financials sector also detracted.
  Clothing retailer, Lululemon Athletica, was a negative performer after the company warned of a weaker consumer environment and increased competitive pressures from newer challenger brands.
  South Korean technology company, Samsung Electronics, was a negative performer following investor fears that the company is losing its competitive edge in the memory sector, most notably within high bandwidth memory (or HBM), which is used in AI applications.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	24.57%	8.49%	6.64%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,695,180,491
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 39,561,128
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,695,180,491%
Total number of portfolio holdings (excluding derivatives, if any)	$56%
Total investment management fees paid	$39,561,128%
Portfolio turnover rate	$27%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	21.3%
United Kingdom	14.5%
Japan	13.1%
Germany	8.6%
China	4.8%
Taiwan	4.2%
Switzerland	4.0%
France	3.8%
Denmark	3.5%
Brazil	3.4%
Other**	16.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172606 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class R4
Trading Symbol	HSWSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$125	1.11%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), showed strong performance during the trailing twelve-month period ended October 31, 2024 as investor sentiment and continued positive earnings revisions across core sectors drove market returns. Continued investor enthusiasm for Artificial Intelligence (AI) related technologies led as a key thematic driver. Macro factors also influenced performance with central banks moving away from monetary tightening and providing a bullish signal for investors. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection was positive overall during the period. The Fund's selection in the Information Technology sector was the largest contributor to relative returns. Additionally, stock selection in the Industrials and Healthcare sectors and the Fund’s underweight allocations to the Energy and Materials sectors added value.
  Non-benchmark holding, ARM Holdings, was a key positive contributor amid ongoing investor enthusiasm for stocks likely to benefit from the continued expansion of AI technologies.
  Schneider Electric was a key positive contributor with performance led by its Energy Management division and reassuring results in its Industrial Automation segment.
Top Detractors to Performance
  Stock selection in the Consumer Discretionary sector was the primary detractor of performance over the period. Selection in the Communication Services sector and the Fund’s underweight position to the Financials sector also detracted.
  Clothing retailer, Lululemon Athletica, was a negative performer after the company warned of a weaker consumer environment and increased competitive pressures from newer challenger brands.
  South Korean technology company, Samsung Electronics, was a negative performer following investor fears that the company is losing its competitive edge in the memory sector, most notably within high bandwidth memory (or HBM), which is used in AI applications.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	24.96%	8.80%	6.84%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,695,180,491
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 39,561,128
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,695,180,491%
Total number of portfolio holdings (excluding derivatives, if any)	$56%
Total investment management fees paid	$39,561,128%
Portfolio turnover rate	$27%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	21.3%
United Kingdom	14.5%
Japan	13.1%
Germany	8.6%
China	4.8%
Taiwan	4.2%
Switzerland	4.0%
France	3.8%
Denmark	3.5%
Brazil	3.4%
Other**	16.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172607 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class R5
Trading Symbol	HSWTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$90	0.80%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), showed strong performance during the trailing twelve-month period ended October 31, 2024 as investor sentiment and continued positive earnings revisions across core sectors drove market returns. Continued investor enthusiasm for Artificial Intelligence (AI) related technologies led as a key thematic driver. Macro factors also influenced performance with central banks moving away from monetary tightening and providing a bullish signal for investors. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection was positive overall during the period. The Fund's selection in the Information Technology sector was the largest contributor to relative returns. Additionally, stock selection in the Industrials and Healthcare sectors and the Fund’s underweight allocations to the Energy and Materials sectors added value.
  Non-benchmark holding, ARM Holdings, was a key positive contributor amid ongoing investor enthusiasm for stocks likely to benefit from the continued expansion of AI technologies.
  Schneider Electric was a key positive contributor with performance led by its Energy Management division and reassuring results in its Industrial Automation segment.
Top Detractors to Performance
  Stock selection in the Consumer Discretionary sector was the primary detractor of performance over the period. Selection in the Communication Services sector and the Fund’s underweight position to the Financials sector also detracted.
  Clothing retailer, Lululemon Athletica, was a negative performer after the company warned of a weaker consumer environment and increased competitive pressures from newer challenger brands.
  South Korean technology company, Samsung Electronics, was a negative performer following investor fears that the company is losing its competitive edge in the memory sector, most notably within high bandwidth memory (or HBM), which is used in AI applications.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	25.30%	9.15%	7.05%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,695,180,491
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 39,561,128
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,695,180,491%
Total number of portfolio holdings (excluding derivatives, if any)	$56%
Total investment management fees paid	$39,561,128%
Portfolio turnover rate	$27%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	21.3%
United Kingdom	14.5%
Japan	13.1%
Germany	8.6%
China	4.8%
Taiwan	4.2%
Switzerland	4.0%
France	3.8%
Denmark	3.5%
Brazil	3.4%
Other**	16.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172608 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class Y
Trading Symbol	HSWYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$90	0.80%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), showed strong performance during the trailing twelve-month period ended October 31, 2024 as investor sentiment and continued positive earnings revisions across core sectors drove market returns. Continued investor enthusiasm for Artificial Intelligence (AI) related technologies led as a key thematic driver. Macro factors also influenced performance with central banks moving away from monetary tightening and providing a bullish signal for investors. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection was positive overall during the period. The Fund's selection in the Information Technology sector was the largest contributor to relative returns. Additionally, stock selection in the Industrials and Healthcare sectors and the Fund’s underweight allocations to the Energy and Materials sectors added value.
  Non-benchmark holding, ARM Holdings, was a key positive contributor amid ongoing investor enthusiasm for stocks likely to benefit from the continued expansion of AI technologies.
  Schneider Electric was a key positive contributor with performance led by its Energy Management division and reassuring results in its Industrial Automation segment.
Top Detractors to Performance
  Stock selection in the Consumer Discretionary sector was the primary detractor of performance over the period. Selection in the Communication Services sector and the Fund’s underweight position to the Financials sector also detracted.
  Clothing retailer, Lululemon Athletica, was a negative performer after the company warned of a weaker consumer environment and increased competitive pressures from newer challenger brands.
  South Korean technology company, Samsung Electronics, was a negative performer following investor fears that the company is losing its competitive edge in the memory sector, most notably within high bandwidth memory (or HBM), which is used in AI applications.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	25.28%	9.13%	7.06%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,695,180,491
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 39,561,128
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,695,180,491%
Total number of portfolio holdings (excluding derivatives, if any)	$56%
Total investment management fees paid	$39,561,128%
Portfolio turnover rate	$27%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	21.3%
United Kingdom	14.5%
Japan	13.1%
Germany	8.6%
China	4.8%
Taiwan	4.2%
Switzerland	4.0%
France	3.8%
Denmark	3.5%
Brazil	3.4%
Other**	16.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000185827 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class F
Trading Symbol	HSWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$78	0.69%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), showed strong performance during the trailing twelve-month period ended October 31, 2024 as investor sentiment and continued positive earnings revisions across core sectors drove market returns. Continued investor enthusiasm for Artificial Intelligence (AI) related technologies led as a key thematic driver. Macro factors also influenced performance with central banks moving away from monetary tightening and providing a bullish signal for investors. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection was positive overall during the period. The Fund's selection in the Information Technology sector was the largest contributor to relative returns. Additionally, stock selection in the Industrials and Healthcare sectors and the Fund’s underweight allocations to the Energy and Materials sectors added value.
  Non-benchmark holding, ARM Holdings, was a key positive contributor amid ongoing investor enthusiasm for stocks likely to benefit from the continued expansion of AI technologies.
  Schneider Electric was a key positive contributor with performance led by its Energy Management division and reassuring results in its Industrial Automation segment.
Top Detractors to Performance
  Stock selection in the Consumer Discretionary sector was the primary detractor of performance over the period. Selection in the Communication Services sector and the Fund’s underweight position to the Financials sector also detracted.
  Clothing retailer, Lululemon Athletica, was a negative performer after the company warned of a weaker consumer environment and increased competitive pressures from newer challenger brands.
  South Korean technology company, Samsung Electronics, was a negative performer following investor fears that the company is losing its competitive edge in the memory sector, most notably within high bandwidth memory (or HBM), which is used in AI applications.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	25.48%	9.24%	7.12%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,695,180,491
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 39,561,128
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,695,180,491%
Total number of portfolio holdings (excluding derivatives, if any)	$56%
Total investment management fees paid	$39,561,128%
Portfolio turnover rate	$27%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	21.3%
United Kingdom	14.5%
Japan	13.1%
Germany	8.6%
China	4.8%
Taiwan	4.2%
Switzerland	4.0%
France	3.8%
Denmark	3.5%
Brazil	3.4%
Other**	16.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172609 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Stock Fund
Class Name	Class SDR
Trading Symbol	SCIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$78	0.69%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equities, as measured by the MSCI ACWI ex USA Index (Net), showed strong performance during the trailing twelve-month period ended October 31, 2024 as investor sentiment and continued positive earnings revisions across core sectors drove market returns. Continued investor enthusiasm for Artificial Intelligence (AI) related technologies led as a key thematic driver. Macro factors also influenced performance with central banks moving away from monetary tightening and providing a bullish signal for investors. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Stock selection was positive overall during the period. The Fund's selection in the Information Technology sector was the largest contributor to relative returns. Additionally, stock selection in the Industrials and Healthcare sectors and the Fund’s underweight allocations to the Energy and Materials sectors added value.
  Non-benchmark holding, ARM Holdings, was a key positive contributor amid ongoing investor enthusiasm for stocks likely to benefit from the continued expansion of AI technologies.
  Schneider Electric was a key positive contributor with performance led by its Energy Management division and reassuring results in its Industrial Automation segment.
Top Detractors to Performance
  Stock selection in the Consumer Discretionary sector was the primary detractor of performance over the period. Selection in the Communication Services sector and the Fund’s underweight position to the Financials sector also detracted.
  Clothing retailer, Lululemon Athletica, was a negative performer after the company warned of a weaker consumer environment and increased competitive pressures from newer challenger brands.
  South Korean technology company, Samsung Electronics, was a negative performer following investor fears that the company is losing its competitive edge in the memory sector, most notably within high bandwidth memory (or HBM), which is used in AI applications.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 5,000,000 Investment The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class SDR	25.42%	9.24%	7.14%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%

Performance Inception Date	Dec. 30, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,695,180,491
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 39,561,128
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$6,695,180,491%
Total number of portfolio holdings (excluding derivatives, if any)	$56%
Total investment management fees paid	$39,561,128%
Portfolio turnover rate	$27%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	21.3%
United Kingdom	14.5%
Japan	13.1%
Germany	8.6%
China	4.8%
Taiwan	4.2%
Switzerland	4.0%
France	3.8%
Denmark	3.5%
Brazil	3.4%
Other**	16.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

C000172610 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class A
Trading Symbol	SIDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.12%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Both international and emerging equity markets, as measured by MSCI ACWI ex USA Index (Net) and MSCI Emerging Markets Index (Net), respectively, performed strongly over the twelve-month period ended October 31, 2024, despite the more turbulent end in October. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Strong tailwinds came from select quality cyclical Taiwanese tech hardware and semiconductor securities.
  Positive contributions came from favorable positioning in what we consider to be cheap quality banks (e.g. United Kingdom, Italy) and insurers (e.g. United Kingdom, China) over the period.
Top Detractors to Performance
  Positioning in Japanese securities in the Industrials and Materials sectors as well as Canadian securities in the Consumer Discretionary and Materials sectors were some of largest detractors over the period.
  Underexposure to low quality characteristics across these cyclical market segments was a headwind as low-quality deep value securities rallied. The Fund’s overweight stance in cheap quality cyclical energy stocks (e.g. Norway, Japan) also detracted over the period.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was minimal impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	15.00%	4.45%	3.66%
Class A (without 5.50% maximum front-end sales charge)	21.74%	5.64%	4.25%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
MSCI ACWI ex USA Value Index (Net)	23.56%	6.05%	3.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,110,323,646
Holdings Count | Holding	492
Advisory Fees Paid, Amount	$ 15,237,874
Investment Company Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,110,323,646%
Total number of portfolio holdings	$492%
Total investment management fees paid	$15,237,874%
Portfolio turnover rate	$142%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	30.9%
Industrials	12.9%
Consumer Discretionary	11.4%
Information Technology	7.6%
Energy	6.8%
Health Care	6.7%
Materials	6.6%
Communication Services	6.6%
Utilities	5.2%
Consumer Staples	4.6%
Real Estate	0.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172611 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class C
Trading Symbol	HFYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.86%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Both international and emerging equity markets, as measured by MSCI ACWI ex USA Index (Net) and MSCI Emerging Markets Index (Net), respectively, performed strongly over the twelve-month period ended October 31, 2024, despite the more turbulent end in October. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Strong tailwinds came from select quality cyclical Taiwanese tech hardware and semiconductor securities.
  Positive contributions came from favorable positioning in what we consider to be cheap quality banks (e.g. United Kingdom, Italy) and insurers (e.g. United Kingdom, China) over the period.
Top Detractors to Performance
  Positioning in Japanese securities in the Industrials and Materials sectors as well as Canadian securities in the Consumer Discretionary and Materials sectors were some of largest detractors over the period.
  Underexposure to low quality characteristics across these cyclical market segments was a headwind as low-quality deep value securities rallied. The Fund’s overweight stance in cheap quality cyclical energy stocks (e.g. Norway, Japan) also detracted over the period.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was minimal impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	19.82%	4.86%	3.66%
Class C (without 1.00% contingent deferred sales charge)	20.82%	4.86%	3.66%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
MSCI ACWI ex USA Value Index (Net)	23.56%	6.05%	3.95%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,110,323,646
Holdings Count | Holding	492
Advisory Fees Paid, Amount	$ 15,237,874
Investment Company Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,110,323,646%
Total number of portfolio holdings	$492%
Total investment management fees paid	$15,237,874%
Portfolio turnover rate	$142%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	30.9%
Industrials	12.9%
Consumer Discretionary	11.4%
Information Technology	7.6%
Energy	6.8%
Health Care	6.7%
Materials	6.6%
Communication Services	6.6%
Utilities	5.2%
Consumer Staples	4.6%
Real Estate	0.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172612 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class I
Trading Symbol	SIDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	0.87%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Both international and emerging equity markets, as measured by MSCI ACWI ex USA Index (Net) and MSCI Emerging Markets Index (Net), respectively, performed strongly over the twelve-month period ended October 31, 2024, despite the more turbulent end in October. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Strong tailwinds came from select quality cyclical Taiwanese tech hardware and semiconductor securities.
  Positive contributions came from favorable positioning in what we consider to be cheap quality banks (e.g. United Kingdom, Italy) and insurers (e.g. United Kingdom, China) over the period.
Top Detractors to Performance
  Positioning in Japanese securities in the Industrials and Materials sectors as well as Canadian securities in the Consumer Discretionary and Materials sectors were some of largest detractors over the period.
  Underexposure to low quality characteristics across these cyclical market segments was a headwind as low-quality deep value securities rallied. The Fund’s overweight stance in cheap quality cyclical energy stocks (e.g. Norway, Japan) also detracted over the period.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was minimal impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	22.04%	5.93%	4.52%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
MSCI ACWI ex USA Value Index (Net)	23.56%	6.05%	3.95%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,110,323,646
Holdings Count | Holding	492
Advisory Fees Paid, Amount	$ 15,237,874
Investment Company Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,110,323,646%
Total number of portfolio holdings	$492%
Total investment management fees paid	$15,237,874%
Portfolio turnover rate	$142%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	30.9%
Industrials	12.9%
Consumer Discretionary	11.4%
Information Technology	7.6%
Energy	6.8%
Health Care	6.7%
Materials	6.6%
Communication Services	6.6%
Utilities	5.2%
Consumer Staples	4.6%
Real Estate	0.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172613 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class R3
Trading Symbol	HFYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$155	1.40%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Both international and emerging equity markets, as measured by MSCI ACWI ex USA Index (Net) and MSCI Emerging Markets Index (Net), respectively, performed strongly over the twelve-month period ended October 31, 2024, despite the more turbulent end in October. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Strong tailwinds came from select quality cyclical Taiwanese tech hardware and semiconductor securities.
Positive contributions came from favorable positioning in what we consider to be cheap quality banks (e.g. United Kingdom, Italy) and insurers (e.g. United Kingdom, China) over the period.
Top Detractors to Performance
Positioning in Japanese securities in the Industrials and Materials sectors as well as Canadian securities in the Consumer Discretionary and Materials sectors were some of largest detractors over the period.
Underexposure to low quality characteristics across these cyclical market segments was a headwind as low-quality deep value securities rallied. The Fund’s overweight stance in cheap quality cyclical energy stocks (e.g. Norway, Japan) also detracted over the period.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was minimal impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	21.36%	5.32%	4.04%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
MSCI ACWI ex USA Value Index (Net)	23.56%	6.05%	3.95%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,110,323,646
Holdings Count | Holding	492
Advisory Fees Paid, Amount	$ 15,237,874
Investment Company Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,110,323,646%
Total number of portfolio holdings	$492%
Total investment management fees paid	$15,237,874%
Portfolio turnover rate	$142%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	30.9%
Industrials	12.9%
Consumer Discretionary	11.4%
Information Technology	7.6%
Energy	6.8%
Health Care	6.7%
Materials	6.6%
Communication Services	6.6%
Utilities	5.2%
Consumer Staples	4.6%
Real Estate	0.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172614 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class R4
Trading Symbol	HFYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$130	1.17%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Both international and emerging equity markets, as measured by MSCI ACWI ex USA Index (Net) and MSCI Emerging Markets Index (Net), respectively, performed strongly over the twelve-month period ended October 31, 2024, despite the more turbulent end in October. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Strong tailwinds came from select quality cyclical Taiwanese tech hardware and semiconductor securities.
  Positive contributions came from favorable positioning in what we consider to be cheap quality banks (e.g. United Kingdom, Italy) and insurers (e.g. United Kingdom, China) over the period.
Top Detractors to Performance
  Positioning in Japanese securities in the Industrials and Materials sectors as well as Canadian securities in the Consumer Discretionary and Materials sectors were some of largest detractors over the period.
  Underexposure to low quality characteristics across these cyclical market segments was a headwind as low-quality deep value securities rallied. The Fund’s overweight stance in cheap quality cyclical energy stocks (e.g. Norway, Japan) also detracted over the period.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was minimal impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	21.61%	5.59%	4.25%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
MSCI ACWI ex USA Value Index (Net)	23.56%	6.05%	3.95%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,110,323,646
Holdings Count | Holding	492
Advisory Fees Paid, Amount	$ 15,237,874
Investment Company Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,110,323,646%
Total number of portfolio holdings	$492%
Total investment management fees paid	$15,237,874%
Portfolio turnover rate	$142%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	30.9%
Industrials	12.9%
Consumer Discretionary	11.4%
Information Technology	7.6%
Energy	6.8%
Health Care	6.7%
Materials	6.6%
Communication Services	6.6%
Utilities	5.2%
Consumer Staples	4.6%
Real Estate	0.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172615 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class R5
Trading Symbol	HFYTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$95	0.86%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Both international and emerging equity markets, as measured by MSCI ACWI ex USA Index (Net) and MSCI Emerging Markets Index (Net), respectively, performed strongly over the twelve-month period ended October 31, 2024, despite the more turbulent end in October. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Strong tailwinds came from select quality cyclical Taiwanese tech hardware and semiconductor securities.
  Positive contributions came from favorable positioning in what we consider to be cheap quality banks (e.g. United Kingdom, Italy) and insurers (e.g. United Kingdom, China) over the period.
Top Detractors to Performance
  Positioning in Japanese securities in the Industrials and Materials sectors as well as Canadian securities in the Consumer Discretionary and Materials sectors were some of largest detractors over the period.
  Underexposure to low quality characteristics across these cyclical market segments was a headwind as low-quality deep value securities rallied. The Fund’s overweight stance in cheap quality cyclical energy stocks (e.g. Norway, Japan) also detracted over the period.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was minimal impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	22.08%	5.94%	4.51%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
MSCI ACWI ex USA Value Index (Net)	23.56%	6.05%	3.95%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,110,323,646
Holdings Count | Holding	492
Advisory Fees Paid, Amount	$ 15,237,874
Investment Company Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,110,323,646%
Total number of portfolio holdings	$492%
Total investment management fees paid	$15,237,874%
Portfolio turnover rate	$142%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	30.9%
Industrials	12.9%
Consumer Discretionary	11.4%
Information Technology	7.6%
Energy	6.8%
Health Care	6.7%
Materials	6.6%
Communication Services	6.6%
Utilities	5.2%
Consumer Staples	4.6%
Real Estate	0.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172616 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class Y
Trading Symbol	HFYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$95	0.86%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Both international and emerging equity markets, as measured by MSCI ACWI ex USA Index (Net) and MSCI Emerging Markets Index (Net), respectively, performed strongly over the twelve-month period ended October 31, 2024, despite the more turbulent end in October. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Strong tailwinds came from select quality cyclical Taiwanese tech hardware and semiconductor securities.
  Positive contributions came from favorable positioning in what we consider to be cheap quality banks (e.g. United Kingdom, Italy) and insurers (e.g. United Kingdom, China) over the period.
Top Detractors to Performance
  Positioning in Japanese securities in the Industrials and Materials sectors as well as Canadian securities in the Consumer Discretionary and Materials sectors were some of largest detractors over the period.
  Underexposure to low quality characteristics across these cyclical market segments was a headwind as low-quality deep value securities rallied. The Fund’s overweight stance in cheap quality cyclical energy stocks (e.g. Norway, Japan) also detracted over the period.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was minimal impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	22.07%	5.95%	4.55%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
MSCI ACWI ex USA Value Index (Net)	23.56%	6.05%	3.95%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,110,323,646
Holdings Count | Holding	492
Advisory Fees Paid, Amount	$ 15,237,874
Investment Company Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,110,323,646%
Total number of portfolio holdings	$492%
Total investment management fees paid	$15,237,874%
Portfolio turnover rate	$142%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	30.9%
Industrials	12.9%
Consumer Discretionary	11.4%
Information Technology	7.6%
Energy	6.8%
Health Care	6.7%
Materials	6.6%
Communication Services	6.6%
Utilities	5.2%
Consumer Staples	4.6%
Real Estate	0.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185829 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class F
Trading Symbol	HFYFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$84	0.76%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Both international and emerging equity markets, as measured by MSCI ACWI ex USA Index (Net) and MSCI Emerging Markets Index (Net), respectively, performed strongly over the twelve-month period ended October 31, 2024, despite the more turbulent end in October. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Strong tailwinds came from select quality cyclical Taiwanese tech hardware and semiconductor securities.
  Positive contributions came from favorable positioning in what we consider to be cheap quality banks (e.g. United Kingdom, Italy) and insurers (e.g. United Kingdom, China) over the period.
Top Detractors to Performance
  Positioning in Japanese securities in the Industrials and Materials sectors as well as Canadian securities in the Consumer Discretionary and Materials sectors were some of largest detractors over the period.
  Underexposure to low quality characteristics across these cyclical market segments was a headwind as low-quality deep value securities rallied. The Fund’s overweight stance in cheap quality cyclical energy stocks (e.g. Norway, Japan) also detracted over the period.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was minimal impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	22.17%	6.04%	4.60%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
MSCI ACWI ex USA Value Index (Net)	23.56%	6.05%	3.95%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,110,323,646
Holdings Count | Holding	492
Advisory Fees Paid, Amount	$ 15,237,874
Investment Company Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,110,323,646%
Total number of portfolio holdings	$492%
Total investment management fees paid	$15,237,874%
Portfolio turnover rate	$142%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	30.9%
Industrials	12.9%
Consumer Discretionary	11.4%
Information Technology	7.6%
Energy	6.8%
Health Care	6.7%
Materials	6.6%
Communication Services	6.6%
Utilities	5.2%
Consumer Staples	4.6%
Real Estate	0.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172617 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Multi-Cap Value Fund
Class Name	Class SDR
Trading Symbol	SIDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$84	0.76%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Both international and emerging equity markets, as measured by MSCI ACWI ex USA Index (Net) and MSCI Emerging Markets Index (Net), respectively, performed strongly over the twelve-month period ended October 31, 2024, despite the more turbulent end in October. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Strong tailwinds came from select quality cyclical Taiwanese tech hardware and semiconductor securities.
  Positive contributions came from favorable positioning in what we consider to be cheap quality banks (e.g. United Kingdom, Italy) and insurers (e.g. United Kingdom, China) over the period.
Top Detractors to Performance
  Positioning in Japanese securities in the Industrials and Materials sectors as well as Canadian securities in the Consumer Discretionary and Materials sectors were some of largest detractors over the period.
  Underexposure to low quality characteristics across these cyclical market segments was a headwind as low-quality deep value securities rallied. The Fund’s overweight stance in cheap quality cyclical energy stocks (e.g. Norway, Japan) also detracted over the period.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was minimal impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 5,000,000 Investment The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class SDR	22.08%	6.02%	4.62%
MSCI ACWI ex USA Index (Net)	24.33%	5.78%	4.79%
MSCI ACWI ex USA Value Index (Net)	23.56%	6.05%	3.95%

Performance Inception Date	Dec. 30, 2014
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 2,110,323,646
Holdings Count | Holding	492
Advisory Fees Paid, Amount	$ 15,237,874
Investment Company Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$2,110,323,646%
Total number of portfolio holdings	$492%
Total investment management fees paid	$15,237,874%
Portfolio turnover rate	$142%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	30.9%
Industrials	12.9%
Consumer Discretionary	11.4%
Information Technology	7.6%
Energy	6.8%
Health Care	6.7%
Materials	6.6%
Communication Services	6.6%
Utilities	5.2%
Consumer Staples	4.6%
Real Estate	0.7%
Short-Term Investments	0.5%
Other Assets & Liabilities	(0.5)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172618 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class A
Trading Symbol	SCUVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$154	1.35%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s top contributors over the period from a sector point of view were the Fund’s allocations to the Energy, Consumer Staples and Financials sectors. The Fund had positive sector allocation over the period particularly within the Energy sector, due to an underweight. The Energy sector was the only negative return sector in the benchmark over the period. The Fund’s relative performance in the Consumer Staples sector benefitted from strong stock selection within the beverages and distribution retail industries. Stock selection within the Financials sector was led by investments in the capital markets and insurance groups, which had strong returns over the period.
  The top contributor from a stock point of view was ICU Medical. ICU Medical develops, manufactures and sells innovative medical products used in infusion therapy and critical care applications. The company reported second quarter 2024 revenues and earnings per share (EPS) above expectations and management raised its EPS guidance for the rest of the year.
Top Detractors to Performance
  The Fund’s security selection in the Information Technology, Industrials and Health Care sectors detracted the most over the period. The Fund’s relative performance in the Information Technology sector, despite positive sector allocation, lagged due to stock selection within the software and electronic equipment instruments groups. Within the Industrials sector, the Fund’s stock selection within aerospace & defense caused a significant drag. The Fund’s relative performance in the Health Care sector lagged due to stock selection within health care providers.
  The top detractor from a stock perspective was WNS (Holdings) Limited. WNS provides business process management solutions. The stock traded down in February after the company’s 6-K revealed that one of their top five customers by revenue, which operates in the healthcare/life sciences vertical, was insourcing their service.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	21.73%	5.13%	6.80%
Class A (without 5.50% maximum front-end sales charge)	28.79%	6.33%	7.41%
Russell 2000 Index	34.07%	8.50%	7.94%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 253,736,648
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 2,427,553
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$253,736,648%
Total number of portfolio holdings (excluding derivatives, if any)	$84%
Total investment management fees paid	$2,427,553%
Portfolio turnover rate	$50%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	20.3%
Financials	20.1%
Information Technology	14.1%
Health Care	11.6%
Consumer Discretionary	8.1%
Materials	6.4%
Communication Services	3.8%
Utilities	2.9%
Energy	2.8%
Consumer Staples	2.7%
Real Estate	2.3%
Other Assets & Liabilities	4.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172619 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class C
Trading Symbol	HOOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$239	2.10%

Expenses Paid, Amount	$ 239
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s top contributors over the period from a sector point of view were the Fund’s allocations to the Energy, Consumer Staples and Financials sectors. The Fund had positive sector allocation over the period particularly within the Energy sector, due to an underweight. The Energy sector was the only negative return sector in the benchmark over the period. The Fund’s relative performance in the Consumer Staples sector benefitted from strong stock selection within the beverages and distribution retail industries. Stock selection within the Financials sector was led by investments in the capital markets and insurance groups, which had strong returns over the period.
  The top contributor from a stock point of view was ICU Medical. ICU Medical develops, manufactures and sells innovative medical products used in infusion therapy and critical care applications. The company reported second quarter 2024 revenues and earnings per share (EPS) above expectations and management raised its EPS guidance for the rest of the year.
Top Detractors to Performance
  The Fund’s security selection in the Information Technology, Industrials and Health Care sectors detracted the most over the period. The Fund’s relative performance in the Information Technology sector, despite positive sector allocation, lagged due to stock selection within the software and electronic equipment instruments groups. Within the Industrials sector, the Fund’s stock selection within aerospace & defense caused a significant drag. The Fund’s relative performance in the Health Care sector lagged due to stock selection within health care providers.
  The top detractor from a stock perspective was WNS (Holdings) Limited. WNS provides business process management solutions. The stock traded down in February after the company’s 6-K revealed that one of their top five customers by revenue, which operates in the healthcare/life sciences vertical, was insourcing their service.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	26.84%	5.53%	6.82%
Class C (without 1.00% contingent deferred sales charge)	27.84%	5.53%	6.82%
Russell 2000 Index	34.07%	8.50%	7.94%
Russell 3000 Index	37.86%	14.60%	12.44%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 253,736,648
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 2,427,553
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$253,736,648%
Total number of portfolio holdings (excluding derivatives, if any)	$84%
Total investment management fees paid	$2,427,553%
Portfolio turnover rate	$50%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	20.3%
Financials	20.1%
Information Technology	14.1%
Health Care	11.6%
Consumer Discretionary	8.1%
Materials	6.4%
Communication Services	3.8%
Utilities	2.9%
Energy	2.8%
Consumer Staples	2.7%
Real Estate	2.3%
Other Assets & Liabilities	4.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172620 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class I
Trading Symbol	SCUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$126	1.10%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s top contributors over the period from a sector point of view were the Fund’s allocations to the Energy, Consumer Staples and Financials sectors. The Fund had positive sector allocation over the period particularly within the Energy sector, due to an underweight. The Energy sector was the only negative return sector in the benchmark over the period. The Fund’s relative performance in the Consumer Staples sector benefitted from strong stock selection within the beverages and distribution retail industries. Stock selection within the Financials sector was led by investments in the capital markets and insurance groups, which had strong returns over the period.
  The top contributor from a stock point of view was ICU Medical. ICU Medical develops, manufactures and sells innovative medical products used in infusion therapy and critical care applications. The company reported second quarter 2024 revenues and earnings per share (EPS) above expectations and management raised its EPS guidance for the rest of the year.
Top Detractors to Performance
  The Fund’s security selection in the Information Technology, Industrials and Health Care sectors detracted the most over the period. The Fund’s relative performance in the Information Technology sector, despite positive sector allocation, lagged due to stock selection within the software and electronic equipment instruments groups. Within the Industrials sector, the Fund’s stock selection within aerospace & defense caused a significant drag. The Fund’s relative performance in the Health Care sector lagged due to stock selection within health care providers.
  The top detractor from a stock perspective was WNS (Holdings) Limited. WNS provides business process management solutions. The stock traded down in February after the company’s 6-K revealed that one of their top five customers by revenue, which operates in the healthcare/life sciences vertical, was insourcing their service.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class I	29.11%	6.62%	7.71%
Russell 2000 Index	34.07%	8.50%	7.94%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 253,736,648
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 2,427,553
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$253,736,648%
Total number of portfolio holdings (excluding derivatives, if any)	$84%
Total investment management fees paid	$2,427,553%
Portfolio turnover rate	$50%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	20.3%
Financials	20.1%
Information Technology	14.1%
Health Care	11.6%
Consumer Discretionary	8.1%
Materials	6.4%
Communication Services	3.8%
Utilities	2.9%
Energy	2.8%
Consumer Staples	2.7%
Real Estate	2.3%
Other Assets & Liabilities	4.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172621 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class R3
Trading Symbol	HOORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$188	1.65%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s top contributors over the period from a sector point of view were the Fund’s allocations to the Energy, Consumer Staples and Financials sectors. The Fund had positive sector allocation over the period particularly within the Energy sector, due to an underweight. The Energy sector was the only negative return sector in the benchmark over the period. The Fund’s relative performance in the Consumer Staples sector benefitted from strong stock selection within the beverages and distribution retail industries. Stock selection within the Financials sector was led by investments in the capital markets and insurance groups, which had strong returns over the period.
  The top contributor from a stock point of view was ICU Medical. ICU Medical develops, manufactures and sells innovative medical products used in infusion therapy and critical care applications. The company reported second quarter 2024 revenues and earnings per share (EPS) above expectations and management raised its EPS guidance for the rest of the year.
Top Detractors to Performance
  The Fund’s security selection in the Information Technology, Industrials and Health Care sectors detracted the most over the period. The Fund’s relative performance in the Information Technology sector, despite positive sector allocation, lagged due to stock selection within the software and electronic equipment instruments groups. Within the Industrials sector, the Fund’s stock selection within aerospace & defense caused a significant drag. The Fund’s relative performance in the Health Care sector lagged due to stock selection within health care providers.
  The top detractor from a stock perspective was WNS (Holdings) Limited. WNS provides business process management solutions. The stock traded down in February after the company’s 6-K revealed that one of their top five customers by revenue, which operates in the healthcare/life sciences vertical, was insourcing their service.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R3	28.41%	6.02%	7.24%
Russell 2000 Index	34.07%	8.50%	7.94%
Russell 3000 Index	37.86%	14.60%	12.44%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 253,736,648
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 2,427,553
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$253,736,648%
Total number of portfolio holdings (excluding derivatives, if any)	$84%
Total investment management fees paid	$2,427,553%
Portfolio turnover rate	$50%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	20.3%
Financials	20.1%
Information Technology	14.1%
Health Care	11.6%
Consumer Discretionary	8.1%
Materials	6.4%
Communication Services	3.8%
Utilities	2.9%
Energy	2.8%
Consumer Staples	2.7%
Real Estate	2.3%
Other Assets & Liabilities	4.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172622 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class R4
Trading Symbol	HOOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$154	1.35%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s top contributors over the period from a sector point of view were the Fund’s allocations to the Energy, Consumer Staples and Financials sectors. The Fund had positive sector allocation over the period particularly within the Energy sector, due to an underweight. The Energy sector was the only negative return sector in the benchmark over the period. The Fund’s relative performance in the Consumer Staples sector benefitted from strong stock selection within the beverages and distribution retail industries. Stock selection within the Financials sector was led by investments in the capital markets and insurance groups, which had strong returns over the period.
  The top contributor from a stock point of view was ICU Medical. ICU Medical develops, manufactures and sells innovative medical products used in infusion therapy and critical care applications. The company reported second quarter 2024 revenues and earnings per share (EPS) above expectations and management raised its EPS guidance for the rest of the year.
Top Detractors to Performance
  The Fund’s security selection in the Information Technology, Industrials and Health Care sectors detracted the most over the period. The Fund’s relative performance in the Information Technology sector, despite positive sector allocation, lagged due to stock selection within the software and electronic equipment instruments groups. Within the Industrials sector, the Fund’s stock selection within aerospace & defense caused a significant drag. The Fund’s relative performance in the Health Care sector lagged due to stock selection within health care providers.
  The top detractor from a stock perspective was WNS (Holdings) Limited. WNS provides business process management solutions. The stock traded down in February after the company’s 6-K revealed that one of their top five customers by revenue, which operates in the healthcare/life sciences vertical, was insourcing their service.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R4	28.80%	6.33%	7.50%
Russell 2000 Index	34.07%	8.50%	7.94%
Russell 3000 Index	37.86%	14.60%	12.44%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 253,736,648
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 2,427,553
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$253,736,648%
Total number of portfolio holdings (excluding derivatives, if any)	$84%
Total investment management fees paid	$2,427,553%
Portfolio turnover rate	$50%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	20.3%
Financials	20.1%
Information Technology	14.1%
Health Care	11.6%
Consumer Discretionary	8.1%
Materials	6.4%
Communication Services	3.8%
Utilities	2.9%
Energy	2.8%
Consumer Staples	2.7%
Real Estate	2.3%
Other Assets & Liabilities	4.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172623 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class R5
Trading Symbol	HOOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$120	1.05%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s top contributors over the period from a sector point of view were the Fund’s allocations to the Energy, Consumer Staples and Financials sectors. The Fund had positive sector allocation over the period particularly within the Energy sector, due to an underweight. The Energy sector was the only negative return sector in the benchmark over the period. The Fund’s relative performance in the Consumer Staples sector benefitted from strong stock selection within the beverages and distribution retail industries. Stock selection within the Financials sector was led by investments in the capital markets and insurance groups, which had strong returns over the period.
  The top contributor from a stock point of view was ICU Medical. ICU Medical develops, manufactures and sells innovative medical products used in infusion therapy and critical care applications. The company reported second quarter 2024 revenues and earnings per share (EPS) above expectations and management raised its EPS guidance for the rest of the year.
Top Detractors to Performance
  The Fund’s security selection in the Information Technology, Industrials and Health Care sectors detracted the most over the period. The Fund’s relative performance in the Information Technology sector, despite positive sector allocation, lagged due to stock selection within the software and electronic equipment instruments groups. Within the Industrials sector, the Fund’s stock selection within aerospace & defense caused a significant drag. The Fund’s relative performance in the Health Care sector lagged due to stock selection within health care providers.
  The top detractor from a stock perspective was WNS (Holdings) Limited. WNS provides business process management solutions. The stock traded down in February after the company’s 6-K revealed that one of their top five customers by revenue, which operates in the healthcare/life sciences vertical, was insourcing their service.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class R5	29.19%	6.65%	7.71%
Russell 2000 Index	34.07%	8.50%	7.94%
Russell 3000 Index	37.86%	14.60%	12.44%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 253,736,648
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 2,427,553
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$253,736,648%
Total number of portfolio holdings (excluding derivatives, if any)	$84%
Total investment management fees paid	$2,427,553%
Portfolio turnover rate	$50%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	20.3%
Financials	20.1%
Information Technology	14.1%
Health Care	11.6%
Consumer Discretionary	8.1%
Materials	6.4%
Communication Services	3.8%
Utilities	2.9%
Energy	2.8%
Consumer Staples	2.7%
Real Estate	2.3%
Other Assets & Liabilities	4.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172624 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class Y
Trading Symbol	HOOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$120	1.05%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s top contributors over the period from a sector point of view were the Fund’s allocations to the Energy, Consumer Staples and Financials sectors. The Fund had positive sector allocation over the period particularly within the Energy sector, due to an underweight. The Energy sector was the only negative return sector in the benchmark over the period. The Fund’s relative performance in the Consumer Staples sector benefitted from strong stock selection within the beverages and distribution retail industries. Stock selection within the Financials sector was led by investments in the capital markets and insurance groups, which had strong returns over the period.
  The top contributor from a stock point of view was ICU Medical. ICU Medical develops, manufactures and sells innovative medical products used in infusion therapy and critical care applications. The company reported second quarter 2024 revenues and earnings per share (EPS) above expectations and management raised its EPS guidance for the rest of the year.
Top Detractors to Performance
  The Fund’s security selection in the Information Technology, Industrials and Health Care sectors detracted the most over the period. The Fund’s relative performance in the Information Technology sector, despite positive sector allocation, lagged due to stock selection within the software and electronic equipment instruments groups. Within the Industrials sector, the Fund’s stock selection within aerospace & defense caused a significant drag. The Fund’s relative performance in the Health Care sector lagged due to stock selection within health care providers.
  The top detractor from a stock perspective was WNS (Holdings) Limited. WNS provides business process management solutions. The stock traded down in February after the company’s 6-K revealed that one of their top five customers by revenue, which operates in the healthcare/life sciences vertical, was insourcing their service.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class Y	29.20%	6.65%	7.74%
Russell 2000 Index	34.07%	8.50%	7.94%
Russell 3000 Index	37.86%	14.60%	12.44%

Performance Inception Date	Oct. 24, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 253,736,648
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 2,427,553
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$253,736,648%
Total number of portfolio holdings (excluding derivatives, if any)	$84%
Total investment management fees paid	$2,427,553%
Portfolio turnover rate	$50%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	20.3%
Financials	20.1%
Information Technology	14.1%
Health Care	11.6%
Consumer Discretionary	8.1%
Materials	6.4%
Communication Services	3.8%
Utilities	2.9%
Energy	2.8%
Consumer Staples	2.7%
Real Estate	2.3%
Other Assets & Liabilities	4.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000185831 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class F
Trading Symbol	HOOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$109	0.95%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s top contributors over the period from a sector point of view were the Fund’s allocations to the Energy, Consumer Staples and Financials sectors. The Fund had positive sector allocation over the period particularly within the Energy sector, due to an underweight. The Energy sector was the only negative return sector in the benchmark over the period. The Fund’s relative performance in the Consumer Staples sector benefitted from strong stock selection within the beverages and distribution retail industries. Stock selection within the Financials sector was led by investments in the capital markets and insurance groups, which had strong returns over the period.
  The top contributor from a stock point of view was ICU Medical. ICU Medical develops, manufactures and sells innovative medical products used in infusion therapy and critical care applications. The company reported second quarter 2024 revenues and earnings per share (EPS) above expectations and management raised its EPS guidance for the rest of the year.
Top Detractors to Performance
  The Fund’s security selection in the Information Technology, Industrials and Health Care sectors detracted the most over the period. The Fund’s relative performance in the Information Technology sector, despite positive sector allocation, lagged due to stock selection within the software and electronic equipment instruments groups. Within the Industrials sector, the Fund’s stock selection within aerospace & defense caused a significant drag. The Fund’s relative performance in the Health Care sector lagged due to stock selection within health care providers.
  The top detractor from a stock perspective was WNS (Holdings) Limited. WNS provides business process management solutions. The stock traded down in February after the company’s 6-K revealed that one of their top five customers by revenue, which operates in the healthcare/life sciences vertical, was insourcing their service.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class F	29.31%	6.75%	7.80%
Russell 2000 Index	34.07%	8.50%	7.94%
Russell 3000 Index	37.86%	14.60%	12.44%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 253,736,648
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 2,427,553
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$253,736,648%
Total number of portfolio holdings (excluding derivatives, if any)	$84%
Total investment management fees paid	$2,427,553%
Portfolio turnover rate	$50%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	20.3%
Financials	20.1%
Information Technology	14.1%
Health Care	11.6%
Consumer Discretionary	8.1%
Materials	6.4%
Communication Services	3.8%
Utilities	2.9%
Energy	2.8%
Consumer Staples	2.7%
Real Estate	2.3%
Other Assets & Liabilities	4.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000172625 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders US Small Cap Opportunities Fund
Class Name	Class SDR
Trading Symbol	SCURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$109	0.95%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities had strong performance over the 12 months ending October 31, 2024, as measured by the Russell 3000 Index. Fund performance described below is relative to the Fund’s performance index, the Russell 2000 Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  The Fund’s top contributors over the period from a sector point of view were the Fund’s allocations to the Energy, Consumer Staples and Financials sectors. The Fund had positive sector allocation over the period particularly within the Energy sector, due to an underweight. The Energy sector was the only negative return sector in the benchmark over the period. The Fund’s relative performance in the Consumer Staples sector benefitted from strong stock selection within the beverages and distribution retail industries. Stock selection within the Financials sector was led by investments in the capital markets and insurance groups, which had strong returns over the period.
  The top contributor from a stock point of view was ICU Medical. ICU Medical develops, manufactures and sells innovative medical products used in infusion therapy and critical care applications. The company reported second quarter 2024 revenues and earnings per share (EPS) above expectations and management raised its EPS guidance for the rest of the year.
Top Detractors to Performance
  The Fund’s security selection in the Information Technology, Industrials and Health Care sectors detracted the most over the period. The Fund’s relative performance in the Information Technology sector, despite positive sector allocation, lagged due to stock selection within the software and electronic equipment instruments groups. Within the Industrials sector, the Fund’s stock selection within aerospace & defense caused a significant drag. The Fund’s relative performance in the Health Care sector lagged due to stock selection within health care providers.
  The top detractor from a stock perspective was WNS (Holdings) Limited. WNS provides business process management solutions. The stock traded down in February after the company’s 6-K revealed that one of their top five customers by revenue, which operates in the healthcare/life sciences vertical, was insourcing their service.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 5,000,000 Investment The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	10 Years
Class SDR	29.31%	6.75%	7.82%
Russell 2000 Index	34.07%	8.50%	7.94%
Russell 3000 Index	37.86%	14.60%	12.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 253,736,648
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 2,427,553
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of October 31, 2024
Fund's net assets	$253,736,648%
Total number of portfolio holdings (excluding derivatives, if any)	$84%
Total investment management fees paid	$2,427,553%
Portfolio turnover rate	$50%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	20.3%
Financials	20.1%
Information Technology	14.1%
Health Care	11.6%
Consumer Discretionary	8.1%
Materials	6.4%
Communication Services	3.8%
Utilities	2.9%
Energy	2.8%
Consumer Staples	2.7%
Real Estate	2.3%
Other Assets & Liabilities	4.9%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000218469 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders China A Fund
Class Name	Class A
Trading Symbol	HSHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders China A Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$149	1.45%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The China equity market posted positive returns, as measured by the MSCI China All Shares Index (Net), for the twelve-month period ended October 31, 2024. State-owned enterprises and defensive sectors including energy, banks and utilities performed well, as investors were still unsure about the growth outlook in China and preferred defensive plays. Growth and small and mid-cap space of the markets, on the other hand, underperformed. Fund performance described below is relative to the Fund’s performance index, the MSCI China A Onshore Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  At the sector level, the underweight position in the Consumer Staples sector was the key contributor. Stock selection in the Materials and Consumer Discretionary sectors also contributed to the performance.
  At the stock level, WUS Printed Circuit, was the key contributor on the back of market optimism around artificial intelligence (AI) server growth. Insurance company Ping An Insurance also performed well in the up market as insurance companies are generally more sensitive to market volatility given they are also an investor in the market. Shenzhen Envicool was another major contributor. The stock rose because of strong earnings growth in the first half of 2024 driven by the boom in internet data centre (IDC) liquid cooling market as well as effective cost management.
Top Detractors to Performance
  From a sector perspective, the underweight position in the Financials sector and overweight position in the Health Care sector were the main detractors. Stock selection effect was also unfavourable, and it was notably weaker in the Industrials and Information Technology sectors.
  On the stock level, the Fund’s health care holdings, including Micro-Tech (Nanjing) and Wuxi Apptec, were key detractors during the period as global investor’s concern over the negative impacts to Chinese health care companies given the proposed biosecurity bill. Piesat Information Technology, a satellite solution provider, was another negative factor. Its share price was weak due to market concern on restrained government spending.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (March 31, 2020)
Class A (with 5.50% maximum front-end sales charge)	(0.12)%	2.27%
Class A (without 5.50% maximum front-end sales charge)	5.70%)	3.54%
MSCI China A Onshore Index (Net)	14.15%)	3.87%
MSCI China All Shares Index (Net)	18.47%)	0.70%

Performance Inception Date	Mar. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 15,938,368
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 163,953
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$15,938,368%
Total number of portfolio holdings	$62%
Total investment management fees paid	$163,953%
Portfolio turnover rate	$57%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.1%
Materials	16.6%
Financials	14.3%
Information Technology	10.6%
Consumer Discretionary	9.4%
Health Care	9.4%
Consumer Staples	7.8%
Communication Services	2.7%
Real Estate	2.6%
Energy	2.5%
Utilities	1.3%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000218471 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders China A Fund
Class Name	Class C
Trading Symbol	HSHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders China A Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$218	2.13%

Expenses Paid, Amount	$ 218
Expense Ratio, Percent	2.13%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The China equity market posted positive returns, as measured by the MSCI China All Shares Index (Net), for the twelve-month period ended October 31, 2024. State-owned enterprises and defensive sectors including energy, banks and utilities performed well, as investors were still unsure about the growth outlook in China and preferred defensive plays. Growth and small and mid-cap space of the markets, on the other hand, underperformed. Fund performance described below is relative to the Fund’s performance index, the MSCI China A Onshore Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
At the sector level, the underweight position in the Consumer Staples sector was the key contributor. Stock selection in the Materials and Consumer Discretionary sectors also contributed to the performance.
At the stock level, WUS Printed Circuit, was the key contributor on the back of market optimism around artificial intelligence (AI) server growth. Insurance company Ping An Insurance also performed well in the up market as insurance companies are generally more sensitive to market volatility given they are also an investor in the market. Shenzhen Envicool was another major contributor. The stock rose because of strong earnings growth in the first half of 2024 driven by the boom in internet data centre (IDC) liquid cooling market as well as effective cost management.
Top Detractors to Performance
From a sector perspective, the underweight position in the Financials sector and overweight position in the Health Care sector were the main detractors. Stock selection effect was also unfavourable, and it was notably weaker in the Industrials and Information Technology sectors.
On the stock level, the Fund’s health care holdings, including Micro-Tech (Nanjing) and Wuxi Apptec, were key detractors during the period as global investor’s concern over the negative impacts to Chinese health care companies given the proposed biosecurity bill. Piesat Information Technology, a satellite solution provider, was another negative factor. Its share price was weak due to market concern on restrained government spending.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (March 31, 2020)
Class C (with 1.00% contingent deferred sales charge)	3.98%	3.06%
Class C (without 1.00% contingent deferred sales charge)	4.98%	3.06%
MSCI China A Onshore Index (Net)	14.15%	3.87%
MSCI China All Shares Index (Net)	18.47%	0.70%

Performance Inception Date	Mar. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 15,938,368
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 163,953
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$15,938,368%
Total number of portfolio holdings	$62%
Total investment management fees paid	$163,953%
Portfolio turnover rate	$57%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.1%
Materials	16.6%
Financials	14.3%
Information Technology	10.6%
Consumer Discretionary	9.4%
Health Care	9.4%
Consumer Staples	7.8%
Communication Services	2.7%
Real Estate	2.6%
Energy	2.5%
Utilities	1.3%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000218472 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders China A Fund
Class Name	Class I
Trading Symbol	HSHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders China A Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$118	1.15%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The China equity market posted positive returns, as measured by the MSCI China All Shares Index (Net), for the twelve-month period ended October 31, 2024. State-owned enterprises and defensive sectors including energy, banks and utilities performed well, as investors were still unsure about the growth outlook in China and preferred defensive plays. Growth and small and mid-cap space of the markets, on the other hand, underperformed. Fund performance described below is relative to the Fund’s performance index, the MSCI China A Onshore Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  At the sector level, the underweight position in the Consumer Staples sector was the key contributor. Stock selection in the Materials and Consumer Discretionary sectors also contributed to the performance.
  At the stock level, WUS Printed Circuit, was the key contributor on the back of market optimism around artificial intelligence (AI) server growth. Insurance company Ping An Insurance also performed well in the up market as insurance companies are generally more sensitive to market volatility given they are also an investor in the market. Shenzhen Envicool was another major contributor. The stock rose because of strong earnings growth in the first half of 2024 driven by the boom in internet data centre (IDC) liquid cooling market as well as effective cost management.
Top Detractors to Performance
  From a sector perspective, the underweight position in the Financials sector and overweight position in the Health Care sector were the main detractors. Stock selection effect was also unfavourable, and it was notably weaker in the Industrials and Information Technology sectors.
  On the stock level, the Fund’s health care holdings, including Micro-Tech (Nanjing) and Wuxi Apptec, were key detractors during the period as global investor’s concern over the negative impacts to Chinese health care companies given the proposed biosecurity bill. Piesat Information Technology, a satellite solution provider, was another negative factor. Its share price was weak due to market concern on restrained government spending.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (March 31, 2020)
Class I	6.00%	3.80%
MSCI China A Onshore Index (Net)	14.15%	3.87%
MSCI China All Shares Index (Net)	18.47%	0.70%

Performance Inception Date	Mar. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 15,938,368
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 163,953
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$15,938,368%
Total number of portfolio holdings	$62%
Total investment management fees paid	$163,953%
Portfolio turnover rate	$57%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.1%
Materials	16.6%
Financials	14.3%
Information Technology	10.6%
Consumer Discretionary	9.4%
Health Care	9.4%
Consumer Staples	7.8%
Communication Services	2.7%
Real Estate	2.6%
Energy	2.5%
Utilities	1.3%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000218467 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders China A Fund
Class Name	Class Y
Trading Symbol	HSHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders China A Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$114	1.11%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The China equity market posted positive returns, as measured by the MSCI China All Shares Index (Net), for the twelve-month period ended October 31, 2024. State-owned enterprises and defensive sectors including energy, banks and utilities performed well, as investors were still unsure about the growth outlook in China and preferred defensive plays. Growth and small and mid-cap space of the markets, on the other hand, underperformed. Fund performance described below is relative to the Fund’s performance index, the MSCI China A Onshore Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  At the sector level, the underweight position in the Consumer Staples sector was the key contributor. Stock selection in the Materials and Consumer Discretionary sectors also contributed to the performance.
  At the stock level, WUS Printed Circuit, was the key contributor on the back of market optimism around artificial intelligence (AI) server growth. Insurance company Ping An Insurance also performed well in the up market as insurance companies are generally more sensitive to market volatility given they are also an investor in the market. Shenzhen Envicool was another major contributor. The stock rose because of strong earnings growth in the first half of 2024 driven by the boom in internet data centre (IDC) liquid cooling market as well as effective cost management.
Top Detractors to Performance
  From a sector perspective, the underweight position in the Financials sector and overweight position in the Health Care sector were the main detractors. Stock selection effect was also unfavourable, and it was notably weaker in the Industrials and Information Technology sectors.
  On the stock level, the Fund’s health care holdings, including Micro-Tech (Nanjing) and Wuxi Apptec, were key detractors during the period as global investor’s concern over the negative impacts to Chinese health care companies given the proposed biosecurity bill. Piesat Information Technology, a satellite solution provider, was another negative factor. Its share price was weak due to market concern on restrained government spending.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (March 31, 2020)
Class Y	6.03%	3.87%
MSCI China A Onshore Index (Net)	14.15%	3.87%
MSCI China All Shares Index (Net)	18.47%	0.70%

Performance Inception Date	Mar. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 15,938,368
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 163,953
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$15,938,368%
Total number of portfolio holdings	$62%
Total investment management fees paid	$163,953%
Portfolio turnover rate	$57%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.1%
Materials	16.6%
Financials	14.3%
Information Technology	10.6%
Consumer Discretionary	9.4%
Health Care	9.4%
Consumer Staples	7.8%
Communication Services	2.7%
Real Estate	2.6%
Energy	2.5%
Utilities	1.3%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000218470 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders China A Fund
Class Name	Class F
Trading Symbol	HSHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders China A Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The China equity market posted positive returns, as measured by the MSCI China All Shares Index (Net), for the twelve-month period ended October 31, 2024. State-owned enterprises and defensive sectors including energy, banks and utilities performed well, as investors were still unsure about the growth outlook in China and preferred defensive plays. Growth and small and mid-cap space of the markets, on the other hand, underperformed. Fund performance described below is relative to the Fund’s performance index, the MSCI China A Onshore Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  At the sector level, the underweight position in the Consumer Staples sector was the key contributor. Stock selection in the Materials and Consumer Discretionary sectors also contributed to the performance.
  At the stock level, WUS Printed Circuit, was the key contributor on the back of market optimism around artificial intelligence (AI) server growth. Insurance company Ping An Insurance also performed well in the up market as insurance companies are generally more sensitive to market volatility given they are also an investor in the market. Shenzhen Envicool was another major contributor. The stock rose because of strong earnings growth in the first half of 2024 driven by the boom in internet data centre (IDC) liquid cooling market as well as effective cost management.
Top Detractors to Performance
  From a sector perspective, the underweight position in the Financials sector and overweight position in the Health Care sector were the main detractors. Stock selection effect was also unfavourable, and it was notably weaker in the Industrials and Information Technology sectors.
  On the stock level, the Fund’s health care holdings, including Micro-Tech (Nanjing) and Wuxi Apptec, were key detractors during the period as global investor’s concern over the negative impacts to Chinese health care companies given the proposed biosecurity bill. Piesat Information Technology, a satellite solution provider, was another negative factor. Its share price was weak due to market concern on restrained government spending.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (March 31, 2020)
Class F	6.15%	3.97%
MSCI China A Onshore Index (Net)	14.15%	3.87%
MSCI China All Shares Index (Net)	18.47%	0.70%

Performance Inception Date	Mar. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 15,938,368
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 163,953
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$15,938,368%
Total number of portfolio holdings	$62%
Total investment management fees paid	$163,953%
Portfolio turnover rate	$57%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.1%
Materials	16.6%
Financials	14.3%
Information Technology	10.6%
Consumer Discretionary	9.4%
Health Care	9.4%
Consumer Staples	7.8%
Communication Services	2.7%
Real Estate	2.6%
Energy	2.5%
Utilities	1.3%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000218468 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders China A Fund
Class Name	Class SDR
Trading Symbol	HSHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders China A Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The China equity market posted positive returns, as measured by the MSCI China All Shares Index (Net), for the twelve-month period ended October 31, 2024. State-owned enterprises and defensive sectors including energy, banks and utilities performed well, as investors were still unsure about the growth outlook in China and preferred defensive plays. Growth and small and mid-cap space of the markets, on the other hand, underperformed. Fund performance described below is relative to the Fund’s performance index, the MSCI China A Onshore Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  At the sector level, the underweight position in the Consumer Staples sector was the key contributor. Stock selection in the Materials and Consumer Discretionary sectors also contributed to the performance.
  At the stock level, WUS Printed Circuit, was the key contributor on the back of market optimism around artificial intelligence (AI) server growth. Insurance company Ping An Insurance also performed well in the up market as insurance companies are generally more sensitive to market volatility given they are also an investor in the market. Shenzhen Envicool was another major contributor. The stock rose because of strong earnings growth in the first half of 2024 driven by the boom in internet data centre (IDC) liquid cooling market as well as effective cost management.
Top Detractors to Performance
  From a sector perspective, the underweight position in the Financials sector and overweight position in the Health Care sector were the main detractors. Stock selection effect was also unfavourable, and it was notably weaker in the Industrials and Information Technology sectors.
  On the stock level, the Fund’s health care holdings, including Micro-Tech (Nanjing) and Wuxi Apptec, were key detractors during the period as global investor’s concern over the negative impacts to Chinese health care companies given the proposed biosecurity bill. Piesat Information Technology, a satellite solution provider, was another negative factor. Its share price was weak due to market concern on restrained government spending.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 5,000,000 Investment The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (March 31, 2020)
Class SDR	6.15%	3.97%
MSCI China A Onshore Index (Net)	14.15%	3.87%
MSCI China All Shares Index (Net)	18.47%	0.70%

Performance Inception Date	Mar. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 15,938,368
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 163,953
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$15,938,368%
Total number of portfolio holdings	$62%
Total investment management fees paid	$163,953%
Portfolio turnover rate	$57%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.1%
Materials	16.6%
Financials	14.3%
Information Technology	10.6%
Consumer Discretionary	9.4%
Health Care	9.4%
Consumer Staples	7.8%
Communication Services	2.7%
Real Estate	2.6%
Energy	2.5%
Utilities	1.3%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000230639 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Core Fixed Income Fund(formerly, Hartford Schroders Sustainable Core Bond Fund)
Class Name	Class I
Trading Symbol	HSAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.51%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, performed strongly over the trailing twelve-month period ended October 31, 2024 because of strong economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation was the top contributor. The Fund’s relative overweight to the banking sector was the main factor, with the overweight to Real Estate Investment Trusts also being constructive to a lesser extent.
  The Fund’s duration positioning was also a positive contributor to the Fund’s absolute returns.
Top Detractors to Performance
  Yield curve impacts detracted as yields fell more notably at shorter maturities relative to longer maturities. This impact reversed modestly as yields began to climb at the end of the period.
  The Fund’s holdings in specific agency mortgage-backed securities detracted. The Fund’s holdings in higher coupon bonds underperformed as yields moved higher at the end of the period.
  During the period, the Fund used Treasury futures to manage the Fund’s duration. The use of such futures detracted from performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (January 31, 2018)
Class I	10.72%	0.18%)	1.52%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.27%

Performance Inception Date	Jan. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 30, 2023
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 89,858,221
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 305,420
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$89,858,221%
Total number of portfolio holdings	$189%
Total investment management fees paid	$305,420%
Portfolio turnover rate	$121%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	42.2%
U.S. Government Securities	26.1%
U.S. Government Agencies^	16.5%
Municipal Bonds	6.2%
Asset & Commercial Mortgage-Backed Securities	6.0%
Short-Term Investments	1.4%
Other Assets & Liabilities	1.6%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy. As a result of these changes, certain principal risks of the Fund also changed. These changes were initially announced in supplements to the Fund’s summary and statutory prospectus dated September 8, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Name [Text Block]	Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy.
Material Fund Change Objectives [Text Block]	Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy.
Material Fund Change Strategies [Text Block]	Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy.
Material Fund Change Risks Change [Text Block]	As a result of these changes, certain principal risks of the Fund also changed.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000230641 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Core Fixed Income Fund(formerly, Hartford Schroders Sustainable Core Bond Fund)
Class Name	Class R3
Trading Symbol	HSACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$77	0.73%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, performed strongly over the trailing twelve-month period ended October 31, 2024 because of strong economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Sector allocation was the top contributor. The Fund’s relative overweight to the banking sector was the main factor, with the overweight to Real Estate Investment Trusts also being constructive to a lesser extent.
The Fund’s duration positioning was also a positive contributor to the Fund’s absolute returns.
Top Detractors to Performance
Yield curve impacts detracted as yields fell more notably at shorter maturities relative to longer maturities. This impact reversed modestly as yields began to climb at the end of the period.
The Fund’s holdings in specific agency mortgage-backed securities detracted. The Fund’s holdings in higher coupon bonds underperformed as yields moved higher at the end of the period.
During the period, the Fund used Treasury futures to manage the Fund’s duration. The use of such futures detracted from performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (January 31, 2018)
Class R3	10.58%	0.10%)	1.46%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.27%

Performance Inception Date	Jan. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 30, 2023
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 89,858,221
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 305,420
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$89,858,221%
Total number of portfolio holdings	$189%
Total investment management fees paid	$305,420%
Portfolio turnover rate	$121%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	42.2%
U.S. Government Securities	26.1%
U.S. Government Agencies^	16.5%
Municipal Bonds	6.2%
Asset & Commercial Mortgage-Backed Securities	6.0%
Short-Term Investments	1.4%
Other Assets & Liabilities	1.6%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy. As a result of these changes, certain principal risks of the Fund also changed. These changes were initially announced in supplements to the Fund’s summary and statutory prospectus dated September 8, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Name [Text Block]	Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy.
Material Fund Change Objectives [Text Block]	Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy.
Material Fund Change Strategies [Text Block]	Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy.
Material Fund Change Risks Change [Text Block]	As a result of these changes, certain principal risks of the Fund also changed.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000230640 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Core Fixed Income Fund(formerly, Hartford Schroders Sustainable Core Bond Fund)
Class Name	Class R4
Trading Symbol	HSSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, performed strongly over the trailing twelve-month period ended October 31, 2024 because of strong economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Sector allocation was the top contributor. The Fund’s relative overweight to the banking sector was the main factor, with the overweight to Real Estate Investment Trusts also being constructive to a lesser extent.
The Fund’s duration positioning was also a positive contributor to the Fund’s absolute returns.
Top Detractors to Performance
Yield curve impacts detracted as yields fell more notably at shorter maturities relative to longer maturities. This impact reversed modestly as yields began to climb at the end of the period.
The Fund’s holdings in specific agency mortgage-backed securities detracted. The Fund’s holdings in higher coupon bonds underperformed as yields moved higher at the end of the period.
During the period, the Fund used Treasury futures to manage the Fund’s duration. The use of such futures detracted from performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (January 31, 2018)
Class R4	10.50%	0.12%)	1.48%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.27%

Performance Inception Date	Jan. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 30, 2023
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 89,858,221
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 305,420
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$89,858,221%
Total number of portfolio holdings	$189%
Total investment management fees paid	$305,420%
Portfolio turnover rate	$121%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	42.2%
U.S. Government Securities	26.1%
U.S. Government Agencies^	16.5%
Municipal Bonds	6.2%
Asset & Commercial Mortgage-Backed Securities	6.0%
Short-Term Investments	1.4%
Other Assets & Liabilities	1.6%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy. As a result of these changes, certain principal risks of the Fund also changed. These changes were initially announced in supplements to the Fund’s summary and statutory prospectus dated September 8, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Name [Text Block]	Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy.
Material Fund Change Objectives [Text Block]	Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy.
Material Fund Change Strategies [Text Block]	Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy.
Material Fund Change Risks Change [Text Block]	As a result of these changes, certain principal risks of the Fund also changed.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000230642 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Core Fixed Income Fund(formerly, Hartford Schroders Sustainable Core Bond Fund)
Class Name	Class R5
Trading Symbol	HSADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, performed strongly over the trailing twelve-month period ended October 31, 2024 because of strong economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation was the top contributor. The Fund’s relative overweight to the banking sector was the main factor, with the overweight to Real Estate Investment Trusts also being constructive to a lesser extent.
  The Fund’s duration positioning was also a positive contributor to the Fund’s absolute returns.
Top Detractors to Performance
  Yield curve impacts detracted as yields fell more notably at shorter maturities relative to longer maturities. This impact reversed modestly as yields began to climb at the end of the period.
  The Fund’s holdings in specific agency mortgage-backed securities detracted. The Fund’s holdings in higher coupon bonds underperformed as yields moved higher at the end of the period.
  During the period, the Fund used Treasury futures to manage the Fund’s duration. The use of such futures detracted from performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (January 31, 2018)
Class R5	10.80%	0.21%)	1.54%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.27%

Performance Inception Date	Jan. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 30, 2023
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 89,858,221
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 305,420
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$89,858,221%
Total number of portfolio holdings	$189%
Total investment management fees paid	$305,420%
Portfolio turnover rate	$121%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	42.2%
U.S. Government Securities	26.1%
U.S. Government Agencies^	16.5%
Municipal Bonds	6.2%
Asset & Commercial Mortgage-Backed Securities	6.0%
Short-Term Investments	1.4%
Other Assets & Liabilities	1.6%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy. As a result of these changes, certain principal risks of the Fund also changed. These changes were initially announced in supplements to the Fund’s summary and statutory prospectus dated September 8, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Name [Text Block]	Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy.
Material Fund Change Objectives [Text Block]	Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy.
Material Fund Change Strategies [Text Block]	Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy.
Material Fund Change Risks Change [Text Block]	As a result of these changes, certain principal risks of the Fund also changed.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000230638 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Core Fixed Income Fund(formerly, Hartford Schroders Sustainable Core Bond Fund)
Class Name	Class Y
Trading Symbol	SCBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, performed strongly over the trailing twelve-month period ended October 31, 2024 because of strong economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation was the top contributor. The Fund’s relative overweight to the banking sector was the main factor, with the overweight to Real Estate Investment Trusts also being constructive to a lesser extent.
  The Fund’s duration positioning was also a positive contributor to the Fund’s absolute returns.
Top Detractors to Performance
  Yield curve impacts detracted as yields fell more notably at shorter maturities relative to longer maturities. This impact reversed modestly as yields began to climb at the end of the period.
  The Fund’s holdings in specific agency mortgage-backed securities detracted. The Fund’s holdings in higher coupon bonds underperformed as yields moved higher at the end of the period.
  During the period, the Fund used Treasury futures to manage the Fund’s duration. The use of such futures detracted from performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (January 31, 2018)
Class Y	10.87%	0.23%)	1.56%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.27%

Performance Inception Date	Jan. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 30, 2023
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 89,858,221
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 305,420
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$89,858,221%
Total number of portfolio holdings	$189%
Total investment management fees paid	$305,420%
Portfolio turnover rate	$121%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	42.2%
U.S. Government Securities	26.1%
U.S. Government Agencies^	16.5%
Municipal Bonds	6.2%
Asset & Commercial Mortgage-Backed Securities	6.0%
Short-Term Investments	1.4%
Other Assets & Liabilities	1.6%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy. As a result of these changes, certain principal risks of the Fund also changed. These changes were initially announced in supplements to the Fund’s summary and statutory prospectus dated September 8, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Name [Text Block]	Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy.
Material Fund Change Objectives [Text Block]	Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy.
Material Fund Change Strategies [Text Block]	Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy.
Material Fund Change Risks Change [Text Block]	As a result of these changes, certain principal risks of the Fund also changed.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000230637 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Core Fixed Income Fund(formerly, Hartford Schroders Sustainable Core Bond Fund)
Class Name	Class F
Trading Symbol	HSSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, performed strongly over the trailing twelve-month period ended October 31, 2024 because of strong economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation was the top contributor. The Fund’s relative overweight to the banking sector was the main factor, with the overweight to Real Estate Investment Trusts also being constructive to a lesser extent.
  The Fund’s duration positioning was also a positive contributor to the Fund’s absolute returns.
Top Detractors to Performance
  Yield curve impacts detracted as yields fell more notably at shorter maturities relative to longer maturities. This impact reversed modestly as yields began to climb at the end of the period.
  The Fund’s holdings in specific agency mortgage-backed securities detracted. The Fund’s holdings in higher coupon bonds underperformed as yields moved higher at the end of the period.
  During the period, the Fund used Treasury futures to manage the Fund’s duration. The use of such futures detracted from performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (January 31, 2018)
Class F	11.05%	0.30%)	1.61%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.27%

Performance Inception Date	Jan. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 30, 2023
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 89,858,221
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 305,420
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$89,858,221%
Total number of portfolio holdings	$189%
Total investment management fees paid	$305,420%
Portfolio turnover rate	$121%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	42.2%
U.S. Government Securities	26.1%
U.S. Government Agencies^	16.5%
Municipal Bonds	6.2%
Asset & Commercial Mortgage-Backed Securities	6.0%
Short-Term Investments	1.4%
Other Assets & Liabilities	1.6%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy. As a result of these changes, certain principal risks of the Fund also changed. These changes were initially announced in supplements to the Fund’s summary and statutory prospectus dated September 8, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Name [Text Block]	Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy.
Material Fund Change Objectives [Text Block]	Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy.
Material Fund Change Strategies [Text Block]	Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy.
Material Fund Change Risks Change [Text Block]	As a result of these changes, certain principal risks of the Fund also changed.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000230636 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Core Fixed Income Fund(formerly, Hartford Schroders Sustainable Core Bond Fund)
Class Name	Class SDR
Trading Symbol	SCBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, performed strongly over the trailing twelve-month period ended October 31, 2024 because of strong economic data, lower inflation and a healthy labor market. Fund performance described below is relative to the Bloomberg US Aggregate Bond Index for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Sector allocation was the top contributor. The Fund’s relative overweight to the banking sector was the main factor, with the overweight to Real Estate Investment Trusts also being constructive to a lesser extent.
  The Fund’s duration positioning was also a positive contributor to the Fund’s absolute returns.
Top Detractors to Performance
  Yield curve impacts detracted as yields fell more notably at shorter maturities relative to longer maturities. This impact reversed modestly as yields began to climb at the end of the period.
  The Fund’s holdings in specific agency mortgage-backed securities detracted. The Fund’s holdings in higher coupon bonds underperformed as yields moved higher at the end of the period.
  During the period, the Fund used Treasury futures to manage the Fund’s duration. The use of such futures detracted from performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 5,000,000 Investment The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	5 Years	Since Inception (January 31, 2018)
Class SDR	10.99%	0.28%)	1.60%
Bloomberg US Aggregate Bond Index	10.55%	(0.23)%	1.27%

Performance Inception Date	Jan. 31, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 89,858,221
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 305,420
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$89,858,221%
Total number of portfolio holdings	$189%
Total investment management fees paid	$305,420%
Portfolio turnover rate	$121%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	42.2%
U.S. Government Securities	26.1%
U.S. Government Agencies^	16.5%
Municipal Bonds	6.2%
Asset & Commercial Mortgage-Backed Securities	6.0%
Short-Term Investments	1.4%
Other Assets & Liabilities	1.6%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, Hartford Funds Management Company, LLC contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses as follows for Class SDR shares: 0.36% of the average daily net assets attributable to the class. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination. This limit was previously 0.32%.
Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy. As a result of these changes, certain principal risks of the Fund also changed. These changes were initially announced in supplements to the Fund’s summary and statutory prospectus dated September 8, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Name [Text Block]	Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy.
Material Fund Change Objectives [Text Block]	Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy.
Material Fund Change Expenses [Text Block]
Effective March 1, 2024, Hartford Funds Management Company, LLC contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses as follows for Class SDR shares: 0.36% of the average daily net assets attributable to the class. The expense limitation arrangement remains in effect until February 28, 2025 unless the Board of Directors of the Fund approves its earlier termination. This limit was previously 0.32%.

Material Fund Change Strategies [Text Block]	Effective November 30, 2023, the Fund changed its name (formerly, Hartford Schroders Sustainable Core Bond Fund), investment objective, and principal investment strategy.
Material Fund Change Risks Change [Text Block]	As a result of these changes, certain principal risks of the Fund also changed.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000236150 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Diversified Emerging Markets Fund
Class Name	Class A
Trading Symbol	HSXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Diversified Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$143	1.29%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Both international and emerging equity markets, as measured by MSCI ACWI ex USA Index (Net) and MSCI Emerging Markets Index (Net), respectively, performed strongly over the twelve-month period ended October 31, 2024, despite the more turbulent end in October. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Favorable positioning and solid stock selection in Emerging Asia were a tailwind over the period. Solid stock selection in what we view to be cheap quality cyclical Brazilian financials also positively contributed.
Robust artificial intelligence (AI) demand bolstered select quality cyclical Taiwanese semiconductor holdings which contributed over the period. In particular, mega cap chip manufacturers TSMC and MediaTek were key positive contributors as these names rallied sharply over the period.
Top Detractors to Performance
Positioning in diversified Asian insurance giant AIA was a key detractor over the period as the shares declined on weak consumer sentiment related to mainland China’s economy.
Challenged stock selection in what we view to be attractively valued Mexican banks detracted as the group weakened in sympathy with skeptical investor sentiment related to the Mexico presidential election outcome in June 2024.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (September 30, 2021)
Class A (with 5.50% maximum front-end sales charge)	15.26%	(5.11)%
Class A (without 5.50% maximum front-end sales charge)	21.97%	(3.35)%
MSCI Emerging Markets Index (Net)	25.32%	(1.03)%

Performance Inception Date	Sep. 30, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 62,687,064
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 511,955
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$62,687,064%
Total number of portfolio holdings	$295%
Total investment management fees paid	$511,955%
Portfolio turnover rate	$99%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	26.5%
Taiwan	18.6%
India	17.1%
South Korea	10.0%
Brazil	5.9%
Mexico	3.1%
Saudi Arabia	3.0%
South Africa	2.6%
Malaysia	2.1%
Indonesia	1.9%
Other**	9.1%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer apply a sustainable investing framework, but would continue to integrate financially material environmental, social and governance characteristics into the investment process. These changes were initially announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated December 6, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]	Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer apply a sustainable investing framework, but would continue to integrate financially material environmental, social and governance characteristics into the investment process.
Material Fund Change Risks Change [Text Block]	Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer apply a sustainable investing framework, but would continue to integrate financially material environmental, social and governance characteristics into the investment process.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000236151 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Diversified Emerging Markets Fund
Class Name	Class C
Trading Symbol	HSXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Diversified Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.58%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Both international and emerging equity markets, as measured by MSCI ACWI ex USA Index (Net) and MSCI Emerging Markets Index (Net), respectively, performed strongly over the twelve-month period ended October 31, 2024, despite the more turbulent end in October. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Favorable positioning and solid stock selection in Emerging Asia were a tailwind over the period. Solid stock selection in what we view to be cheap quality cyclical Brazilian financials also positively contributed.
Robust artificial intelligence (AI) demand bolstered select quality cyclical Taiwanese semiconductor holdings which contributed over the period. In particular, mega cap chip manufacturers TSMC and MediaTek were key positive contributors as these names rallied sharply over the period.
Top Detractors to Performance
Positioning in diversified Asian insurance giant AIA was a key detractor over the period as the shares declined on weak consumer sentiment related to mainland China’s economy.
Challenged stock selection in what we view to be attractively valued Mexican banks detracted as the group weakened in sympathy with skeptical investor sentiment related to the Mexico presidential election outcome in June 2024.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (September 30, 2021)
Class C (with 1.00% contingent deferred sales charge)	20.65%	(3.88)%
Class C (without 1.00% contingent deferred sales charge)	21.65%	(3.88)%
MSCI Emerging Markets Index (Net)	25.32%	(1.03)%

Performance Inception Date	Sep. 30, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 62,687,064
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 511,955
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$62,687,064%
Total number of portfolio holdings	$295%
Total investment management fees paid	$511,955%
Portfolio turnover rate	$99%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	26.5%
Taiwan	18.6%
India	17.1%
South Korea	10.0%
Brazil	5.9%
Mexico	3.1%
Saudi Arabia	3.0%
South Africa	2.6%
Malaysia	2.1%
Indonesia	1.9%
Other**	9.1%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer apply a sustainable investing framework, but would continue to integrate financially material environmental, social and governance characteristics into the investment process. These changes were initially announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated December 6, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]	Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer apply a sustainable investing framework, but would continue to integrate financially material environmental, social and governance characteristics into the investment process.
Material Fund Change Risks Change [Text Block]	Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer apply a sustainable investing framework, but would continue to integrate financially material environmental, social and governance characteristics into the investment process.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000236152 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Diversified Emerging Markets Fund
Class Name	Class I
Trading Symbol	HSXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Diversified Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$110	0.99%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Both international and emerging equity markets, as measured by MSCI ACWI ex USA Index (Net) and MSCI Emerging Markets Index (Net), respectively, performed strongly over the twelve-month period ended October 31, 2024, despite the more turbulent end in October. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Favorable positioning and solid stock selection in Emerging Asia were a tailwind over the period. Solid stock selection in what we view to be cheap quality cyclical Brazilian financials also positively contributed.
Robust artificial intelligence (AI) demand bolstered select quality cyclical Taiwanese semiconductor holdings which contributed over the period. In particular, mega cap chip manufacturers TSMC and MediaTek were key positive contributors as these names rallied sharply over the period.
Top Detractors to Performance
Positioning in diversified Asian insurance giant AIA was a key detractor over the period as the shares declined on weak consumer sentiment related to mainland China’s economy.
Challenged stock selection in what we view to be attractively valued Mexican banks detracted as the group weakened in sympathy with skeptical investor sentiment related to the Mexico presidential election outcome in June 2024.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (September 30, 2021)
Class I	22.31%	(3.13)%
MSCI Emerging Markets Index (Net)	25.32%	(1.03)%

Performance Inception Date	Sep. 30, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 62,687,064
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 511,955
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$62,687,064%
Total number of portfolio holdings	$295%
Total investment management fees paid	$511,955%
Portfolio turnover rate	$99%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	26.5%
Taiwan	18.6%
India	17.1%
South Korea	10.0%
Brazil	5.9%
Mexico	3.1%
Saudi Arabia	3.0%
South Africa	2.6%
Malaysia	2.1%
Indonesia	1.9%
Other**	9.1%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer apply a sustainable investing framework, but would continue to integrate financially material environmental, social and governance characteristics into the investment process. These changes were initially announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated December 6, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]	Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer apply a sustainable investing framework, but would continue to integrate financially material environmental, social and governance characteristics into the investment process.
Material Fund Change Risks Change [Text Block]	Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer apply a sustainable investing framework, but would continue to integrate financially material environmental, social and governance characteristics into the investment process.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000236149 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Diversified Emerging Markets Fund
Class Name	Class Y
Trading Symbol	HSXYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Diversified Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$105	0.94%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Both international and emerging equity markets, as measured by MSCI ACWI ex USA Index (Net) and MSCI Emerging Markets Index (Net), respectively, performed strongly over the twelve-month period ended October 31, 2024, despite the more turbulent end in October. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Favorable positioning and solid stock selection in Emerging Asia were a tailwind over the period. Solid stock selection in what we view to be cheap quality cyclical Brazilian financials also positively contributed.
Robust artificial intelligence (AI) demand bolstered select quality cyclical Taiwanese semiconductor holdings which contributed over the period. In particular, mega cap chip manufacturers TSMC and MediaTek were key positive contributors as these names rallied sharply over the period.
Top Detractors to Performance
Positioning in diversified Asian insurance giant AIA was a key detractor over the period as the shares declined on weak consumer sentiment related to mainland China’s economy.
Challenged stock selection in what we view to be attractively valued Mexican banks detracted as the group weakened in sympathy with skeptical investor sentiment related to the Mexico presidential election outcome in June 2024.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (September 30, 2021)
Class Y	22.34%	(3.06)%
MSCI Emerging Markets Index (Net)	25.32%	(1.03)%

Performance Inception Date	Sep. 30, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 62,687,064
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 511,955
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$62,687,064%
Total number of portfolio holdings	$295%
Total investment management fees paid	$511,955%
Portfolio turnover rate	$99%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	26.5%
Taiwan	18.6%
India	17.1%
South Korea	10.0%
Brazil	5.9%
Mexico	3.1%
Saudi Arabia	3.0%
South Africa	2.6%
Malaysia	2.1%
Indonesia	1.9%
Other**	9.1%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer apply a sustainable investing framework, but would continue to integrate financially material environmental, social and governance characteristics into the investment process. These changes were initially announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated December 6, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]	Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer apply a sustainable investing framework, but would continue to integrate financially material environmental, social and governance characteristics into the investment process.
Material Fund Change Risks Change [Text Block]	Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer apply a sustainable investing framework, but would continue to integrate financially material environmental, social and governance characteristics into the investment process.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000236148 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Diversified Emerging Markets Fund
Class Name	Class F
Trading Symbol	HSXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Diversified Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$99	0.89%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Both international and emerging equity markets, as measured by MSCI ACWI ex USA Index (Net) and MSCI Emerging Markets Index (Net), respectively, performed strongly over the twelve-month period ended October 31, 2024, despite the more turbulent end in October. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Favorable positioning and solid stock selection in Emerging Asia were a tailwind over the period. Solid stock selection in what we view to be cheap quality cyclical Brazilian financials also positively contributed.
  Robust artificial intelligence (AI) demand bolstered select quality cyclical Taiwanese semiconductor holdings which contributed over the period. In particular, mega cap chip manufacturers TSMC and MediaTek were key positive contributors as these names rallied sharply over the period.
Top Detractors to Performance
  Positioning in diversified Asian insurance giant AIA was a key detractor over the period as the shares declined on weak consumer sentiment related to mainland China’s economy.
  Challenged stock selection in what we view to be attractively valued Mexican banks detracted as the group weakened in sympathy with skeptical investor sentiment related to the Mexico presidential election outcome in June 2024.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (September 30, 2021)
Class F	22.25%	(3.14)%
MSCI Emerging Markets Index (Net)	25.32%	(1.03)%

Performance Inception Date	Sep. 30, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 62,687,064
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 511,955
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$62,687,064%
Total number of portfolio holdings	$295%
Total investment management fees paid	$511,955%
Portfolio turnover rate	$99%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	26.5%
Taiwan	18.6%
India	17.1%
South Korea	10.0%
Brazil	5.9%
Mexico	3.1%
Saudi Arabia	3.0%
South Africa	2.6%
Malaysia	2.1%
Indonesia	1.9%
Other**	9.1%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer apply a sustainable investing framework, but would continue to integrate financially material environmental, social and governance characteristics into the investment process. These changes were initially announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated December 6, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]	Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer apply a sustainable investing framework, but would continue to integrate financially material environmental, social and governance characteristics into the investment process.
Material Fund Change Risks Change [Text Block]	Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer apply a sustainable investing framework, but would continue to integrate financially material environmental, social and governance characteristics into the investment process.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000230693 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Diversified Emerging Markets Fund
Class Name	Class SDR
Trading Symbol	HSDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Diversified Emerging Markets Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$99	0.89%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Both international and emerging equity markets, as measured by MSCI ACWI ex USA Index (Net) and MSCI Emerging Markets Index (Net), respectively, performed strongly over the twelve-month period ended October 31, 2024, despite the more turbulent end in October. Fund performance described below is relative to the MSCI Emerging Markets Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Favorable positioning and solid stock selection in Emerging Asia were a tailwind over the period. Solid stock selection in what we view to be cheap quality cyclical Brazilian financials also positively contributed.
  Robust artificial intelligence (AI) demand bolstered select quality cyclical Taiwanese semiconductor holdings which contributed over the period. In particular, mega cap chip manufacturers TSMC and MediaTek were key positive contributors as these names rallied sharply over the period.
Top Detractors to Performance
  Positioning in diversified Asian insurance giant AIA was a key detractor over the period as the shares declined on weak consumer sentiment related to mainland China’s economy.
  Challenged stock selection in what we view to be attractively valued Mexican banks detracted as the group weakened in sympathy with skeptical investor sentiment related to the Mexico presidential election outcome in June 2024.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 5,000,000 Investment The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (September 30, 2021)
Class SDR	22.25%	(3.14)%
MSCI Emerging Markets Index (Net)	25.32%	(1.03)%

Performance Inception Date	Sep. 30, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 62,687,064
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 511,955
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$62,687,064%
Total number of portfolio holdings	$295%
Total investment management fees paid	$511,955%
Portfolio turnover rate	$99%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	26.5%
Taiwan	18.6%
India	17.1%
South Korea	10.0%
Brazil	5.9%
Mexico	3.1%
Saudi Arabia	3.0%
South Africa	2.6%
Malaysia	2.1%
Indonesia	1.9%
Other**	9.1%
Other Assets & Liabilities	0.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer apply a sustainable investing framework, but would continue to integrate financially material environmental, social and governance characteristics into the investment process. These changes were initially announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated December 6, 2023.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]	Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer apply a sustainable investing framework, but would continue to integrate financially material environmental, social and governance characteristics into the investment process.
Material Fund Change Risks Change [Text Block]	Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer apply a sustainable investing framework, but would continue to integrate financially material environmental, social and governance characteristics into the investment process.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000247960 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Contrarian Value Fund
Class Name	Class A
Trading Symbol	HFAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Class A	$125	1.15%
*	Reflects information for the period of November 8, 2023 (commencement of operations of Class A shares) through October 31, 2024. Expenses for the full reporting period would be higher.
^	Annualized.

Expenses Paid, Amount	$ 125	[1]
Expense Ratio, Percent	1.15%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The international equity markets, as measured by MSCI EAFE Index (Net), saw returns over the twelve-month period ended October 31, 2024 with Financial and Information Technology sectors leading the way. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Several of the Banks held in the Fund were among the top individual contributors, including UK Banks NatWest and Barclays.
  South Korean bank KB Financial Group was added to the Fund in January 2024, and as of the end of the period, it performed well since purchase, making it the largest positive contributor within the Fund.
  Hon Hai, the Taiwan-based Technology company, has seen success as it has benefitted from an increase in Artificial Intelligence (AI) server sales in the current AI boom.
Top Detractors to Performance
  Swatch Group was a key detractor over the twelve months as they saw a drop in demand, with the majority of this coming from the ongoing slowdown in China.
  Continental, a German automotive supplier, continued to face challenges in the transition to electric vehicles and ongoing pressure from Chinese competitors.
  Bayer, German biotech company, saw a reduction in share price as they are suffering a lawsuit related to cancerous side effects from the use of their Roundup weedkiller.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was a slightly negative impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (May 24, 2022)
Class A (with 5.50% maximum front-end sales charge)	15.58%	11.25%
Class A (without 5.50% maximum front-end sales charge)	22.31%	13.86%
MSCI EAFE Value Index (Net)	22.75%	10.06%
MSCI EAFE Index (Net)	22.97%	9.21%

Performance Inception Date	May 24, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 05, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 39,102,351
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 185,502
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$39,102,351%
Total number of portfolio holdings	$55%
Total investment management fees paid	$185,502%
Portfolio turnover rate	$42%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	23.1%
Japan	12.1%
Germany	11.8%
France	10.9%
United States	9.8%
Netherlands	5.2%
China	3.8%
South Korea	3.6%
Italy	2.5%
South Africa	2.5%
Other**	11.5%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective April 5, 2024, the Fund modified its principal investment strategy and principal risks to reflect its increased usage of derivatives. These changes were announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated April 5, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]
Effective April 5, 2024, the Fund modified its principal investment strategy and principal risks to reflect its increased usage of derivatives. These changes were announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated April 5, 2024.

Material Fund Change Risks Change [Text Block]
Effective April 5, 2024, the Fund modified its principal investment strategy and principal risks to reflect its increased usage of derivatives. These changes were announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated April 5, 2024.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000247961 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Contrarian Value Fund
Class Name	Class C
Trading Symbol	HFAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Class C	$211	1.95%
*	Reflects information for the period of November 8, 2023 (commencement of operations of Class C shares) through October 31, 2024. Expenses for the full reporting period would be higher.
^	Annualized.

Expenses Paid, Amount	$ 211	[3]
Expense Ratio, Percent	1.95%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The international equity markets, as measured by MSCI EAFE Index (Net), saw returns over the twelve-month period ended October 31, 2024 with Financial and Information Technology sectors leading the way. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Several of the Banks held in the Fund were among the top individual contributors, including UK Banks NatWest and Barclays.
  South Korean bank KB Financial Group was added to the Fund in January 2024, and as of the end of the period, it performed well since purchase, making it the largest positive contributor within the Fund.
  Hon Hai, the Taiwan-based Technology company, has seen success as it has benefitted from an increase in Artificial Intelligence (AI) server sales in the current AI boom.
Top Detractors to Performance
  Swatch Group was a key detractor over the twelve months as they saw a drop in demand, with the majority of this coming from the ongoing slowdown in China.
  Continental, a German automotive supplier, continued to face challenges in the transition to electric vehicles and ongoing pressure from Chinese competitors.
  Bayer, German biotech company, saw a reduction in share price as they are suffering a lawsuit related to cancerous side effects from the use of their Roundup weedkiller.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was a slightly negative impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (May 24, 2022)
Class C (with 1.00% contingent deferred sales charge)	20.43%	13.52%
Class C (without 1.00% contingent deferred sales charge)	21.43%	13.52%
MSCI EAFE Value Index (Net)	22.75%	10.06%
MSCI EAFE Index (Net)	22.97%	9.21%

Performance Inception Date	May 24, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 05, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 39,102,351
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 185,502
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$39,102,351%
Total number of portfolio holdings	$55%
Total investment management fees paid	$185,502%
Portfolio turnover rate	$42%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	23.1%
Japan	12.1%
Germany	11.8%
France	10.9%
United States	9.8%
Netherlands	5.2%
China	3.8%
South Korea	3.6%
Italy	2.5%
South Africa	2.5%
Other**	11.5%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective April 5, 2024, the Fund modified its principal investment strategy and principal risks to reflect its increased usage of derivatives. These changes were announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated April 5, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]
Effective April 5, 2024, the Fund modified its principal investment strategy and principal risks to reflect its increased usage of derivatives. These changes were announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated April 5, 2024.

Material Fund Change Risks Change [Text Block]
Effective April 5, 2024, the Fund modified its principal investment strategy and principal risks to reflect its increased usage of derivatives. These changes were announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated April 5, 2024.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000236224 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Contrarian Value Fund
Class Name	Class I
Trading Symbol	HFSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.85%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The international equity markets, as measured by MSCI EAFE Index (Net), saw returns over the twelve-month period ended October 31, 2024 with Financial and Information Technology sectors leading the way. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Several of the Banks held in the Fund were among the top individual contributors, including UK Banks NatWest and Barclays.
  South Korean bank KB Financial Group was added to the Fund in January 2024, and as of the end of the period, it performed well since purchase, making it the largest positive contributor within the Fund.
  Hon Hai, the Taiwan-based Technology company, has seen success as it has benefitted from an increase in Artificial Intelligence (AI) server sales in the current AI boom.
Top Detractors to Performance
  Swatch Group was a key detractor over the twelve months as they saw a drop in demand, with the majority of this coming from the ongoing slowdown in China.
  Continental, a German automotive supplier, continued to face challenges in the transition to electric vehicles and ongoing pressure from Chinese competitors.
  Bayer, German biotech company, saw a reduction in share price as they are suffering a lawsuit related to cancerous side effects from the use of their Roundup weedkiller.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was a slightly negative impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (May 24, 2022)
Class I	26.00%	13.99%
MSCI EAFE Value Index (Net)	22.75%	10.06%
MSCI EAFE Index (Net)	22.97%	9.21%

Performance Inception Date	May 24, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 05, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 39,102,351
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 185,502
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$39,102,351%
Total number of portfolio holdings	$55%
Total investment management fees paid	$185,502%
Portfolio turnover rate	$42%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	23.1%
Japan	12.1%
Germany	11.8%
France	10.9%
United States	9.8%
Netherlands	5.2%
China	3.8%
South Korea	3.6%
Italy	2.5%
South Africa	2.5%
Other**	11.5%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective April 5, 2024, the Fund modified its principal investment strategy and principal risks to reflect its increased usage of derivatives. These changes were announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated April 5, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]
Effective April 5, 2024, the Fund modified its principal investment strategy and principal risks to reflect its increased usage of derivatives. These changes were announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated April 5, 2024.

Material Fund Change Risks Change [Text Block]
Effective April 5, 2024, the Fund modified its principal investment strategy and principal risks to reflect its increased usage of derivatives. These changes were announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated April 5, 2024.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000247962 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Contrarian Value Fund
Class Name	Class R5
Trading Symbol	HFAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Class R5	$87	0.80%
*	Reflects information for the period of November 8, 2023 (commencement of operations of Class R5 shares) through October 31, 2024. Expenses for the full reporting period would be higher.
^	Annualized.

Expenses Paid, Amount	$ 87	[5]
Expense Ratio, Percent	0.80%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The international equity markets, as measured by MSCI EAFE Index (Net), saw returns over the twelve-month period ended October 31, 2024 with Financial and Information Technology sectors leading the way. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Several of the Banks held in the Fund were among the top individual contributors, including UK Banks NatWest and Barclays.
  South Korean bank KB Financial Group was added to the Fund in January 2024, and as of the end of the period, it performed well since purchase, making it the largest positive contributor within the Fund.
  Hon Hai, the Taiwan-based Technology company, has seen success as it has benefitted from an increase in Artificial Intelligence (AI) server sales in the current AI boom.
Top Detractors to Performance
  Swatch Group was a key detractor over the twelve months as they saw a drop in demand, with the majority of this coming from the ongoing slowdown in China.
  Continental, a German automotive supplier, continued to face challenges in the transition to electric vehicles and ongoing pressure from Chinese competitors.
  Bayer, German biotech company, saw a reduction in share price as they are suffering a lawsuit related to cancerous side effects from the use of their Roundup weedkiller.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was a slightly negative impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (May 24, 2022)
Class R5	22.74%	14.02%
MSCI EAFE Value Index (Net)	22.75%	10.06%
MSCI EAFE Index (Net)	22.97%	9.21%

Performance Inception Date	May 24, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 05, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 39,102,351
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 185,502
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$39,102,351%
Total number of portfolio holdings	$55%
Total investment management fees paid	$185,502%
Portfolio turnover rate	$42%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	23.1%
Japan	12.1%
Germany	11.8%
France	10.9%
United States	9.8%
Netherlands	5.2%
China	3.8%
South Korea	3.6%
Italy	2.5%
South Africa	2.5%
Other**	11.5%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective April 5, 2024, the Fund modified its principal investment strategy and principal risks to reflect its increased usage of derivatives. These changes were announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated April 5, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]
Effective April 5, 2024, the Fund modified its principal investment strategy and principal risks to reflect its increased usage of derivatives. These changes were announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated April 5, 2024.

Material Fund Change Risks Change [Text Block]
Effective April 5, 2024, the Fund modified its principal investment strategy and principal risks to reflect its increased usage of derivatives. These changes were announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated April 5, 2024.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000247959 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Contrarian Value Fund
Class Name	Class Y
Trading Symbol	HFAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Class Y	$87	0.80%
*	Reflects information for the period of November 8, 2023 (commencement of operations of Class Y shares) through October 31, 2024. Expenses for the full reporting period would be higher.
^	Annualized.

Expenses Paid, Amount	$ 87	[7]
Expense Ratio, Percent	0.80%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The international equity markets, as measured by MSCI EAFE Index (Net), saw returns over the twelve-month period ended October 31, 2024 with Financial and Information Technology sectors leading the way. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Several of the Banks held in the Fund were among the top individual contributors, including UK Banks NatWest and Barclays.
  South Korean bank KB Financial Group was added to the Fund in January 2024, and as of the end of the period, it performed well since purchase, making it the largest positive contributor within the Fund.
  Hon Hai, the Taiwan-based Technology company, has seen success as it has benefitted from an increase in Artificial Intelligence (AI) server sales in the current AI boom.
Top Detractors to Performance
  Swatch Group was a key detractor over the twelve months as they saw a drop in demand, with the majority of this coming from the ongoing slowdown in China.
  Continental, a German automotive supplier, continued to face challenges in the transition to electric vehicles and ongoing pressure from Chinese competitors.
  Bayer, German biotech company, saw a reduction in share price as they are suffering a lawsuit related to cancerous side effects from the use of their Roundup weedkiller.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was a slightly negative impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 250,000 Investment The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (May 24, 2022)
Class Y	22.74%	14.02%
MSCI EAFE Value Index (Net)	22.75%	10.06%
MSCI EAFE Index (Net)	22.97%	9.21%

Performance Inception Date	May 24, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 05, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 39,102,351
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 185,502
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$39,102,351%
Total number of portfolio holdings	$55%
Total investment management fees paid	$185,502%
Portfolio turnover rate	$42%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	23.1%
Japan	12.1%
Germany	11.8%
France	10.9%
United States	9.8%
Netherlands	5.2%
China	3.8%
South Korea	3.6%
Italy	2.5%
South Africa	2.5%
Other**	11.5%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective April 5, 2024, the Fund modified its principal investment strategy and principal risks to reflect its increased usage of derivatives. These changes were announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated April 5, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]
Effective April 5, 2024, the Fund modified its principal investment strategy and principal risks to reflect its increased usage of derivatives. These changes were announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated April 5, 2024.

Material Fund Change Risks Change [Text Block]
Effective April 5, 2024, the Fund modified its principal investment strategy and principal risks to reflect its increased usage of derivatives. These changes were announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated April 5, 2024.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000247958 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Contrarian Value Fund
Class Name	Class F
Trading Symbol	HFSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Class F	$76	0.70%
*	Reflects information for the period of November 8, 2023 (commencement of operations of Class F shares) through October 31, 2024. Expenses for the full reporting period would be higher.
^	Annualized.

Expenses Paid, Amount	$ 76	[9]
Expense Ratio, Percent	0.70%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The international equity markets, as measured by MSCI EAFE Index (Net), saw returns over the twelve-month period ended October 31, 2024 with Financial and Information Technology sectors leading the way. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Several of the Banks held in the Fund were among the top individual contributors, including UK Banks NatWest and Barclays.
  South Korean bank KB Financial Group was added to the Fund in January 2024, and as of the end of the period, it performed well since purchase, making it the largest positive contributor within the Fund.
  Hon Hai, the Taiwan-based Technology company, has seen success as it has benefitted from an increase in Artificial Intelligence (AI) server sales in the current AI boom.
Top Detractors to Performance
  Swatch Group was a key detractor over the twelve months as they saw a drop in demand, with the majority of this coming from the ongoing slowdown in China.
  Continental, a German automotive supplier, continued to face challenges in the transition to electric vehicles and ongoing pressure from Chinese competitors.
  Bayer, German biotech company, saw a reduction in share price as they are suffering a lawsuit related to cancerous side effects from the use of their Roundup weedkiller.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was a slightly negative impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 1,000,000 Investment The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (May 24, 2022)
Class F	22.86%	14.07%
MSCI EAFE Value Index (Net)	22.75%	10.06%
MSCI EAFE Index (Net)	22.97%	9.21%

Performance Inception Date	May 24, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 05, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 39,102,351
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 185,502
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$39,102,351%
Total number of portfolio holdings	$55%
Total investment management fees paid	$185,502%
Portfolio turnover rate	$42%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	23.1%
Japan	12.1%
Germany	11.8%
France	10.9%
United States	9.8%
Netherlands	5.2%
China	3.8%
South Korea	3.6%
Italy	2.5%
South Africa	2.5%
Other**	11.5%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective April 5, 2024, the Fund modified its principal investment strategy and principal risks to reflect its increased usage of derivatives. These changes were announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated April 5, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]
Effective April 5, 2024, the Fund modified its principal investment strategy and principal risks to reflect its increased usage of derivatives. These changes were announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated April 5, 2024.

Material Fund Change Risks Change [Text Block]
Effective April 5, 2024, the Fund modified its principal investment strategy and principal risks to reflect its increased usage of derivatives. These changes were announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated April 5, 2024.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000236223 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders International Contrarian Value Fund
Class Name	Class SDR
Trading Symbol	HFSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$79	0.70%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The international equity markets, as measured by MSCI EAFE Index (Net), saw returns over the twelve-month period ended October 31, 2024 with Financial and Information Technology sectors leading the way. Fund performance described below is relative to the Fund’s performance index, the MSCI EAFE Value Index (Net), for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  Several of the Banks held in the Fund were among the top individual contributors, including UK Banks NatWest and Barclays.
  South Korean bank KB Financial Group was added to the Fund in January 2024, and as of the end of the period, it performed well since purchase, making it the largest positive contributor within the Fund.
  Hon Hai, the Taiwan-based Technology company, has seen success as it has benefitted from an increase in Artificial Intelligence (AI) server sales in the current AI boom.
Top Detractors to Performance
  Swatch Group was a key detractor over the twelve months as they saw a drop in demand, with the majority of this coming from the ongoing slowdown in China.
  Continental, a German automotive supplier, continued to face challenges in the transition to electric vehicles and ongoing pressure from Chinese competitors.
  Bayer, German biotech company, saw a reduction in share price as they are suffering a lawsuit related to cancerous side effects from the use of their Roundup weedkiller.
During the period, the Fund used derivatives on a limited basis for efficient portfolio management and risk management purposes. Over the period, there was a slightly negative impact to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 5,000,000 Investment The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (May 24, 2022)
Class SDR	26.19%	14.07%
MSCI EAFE Value Index (Net)	22.75%	10.06%
MSCI EAFE Index (Net)	22.97%	9.21%

Performance Inception Date	May 24, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Apr. 05, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 39,102,351
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 185,502
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$39,102,351%
Total number of portfolio holdings	$55%
Total investment management fees paid	$185,502%
Portfolio turnover rate	$42%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	23.1%
Japan	12.1%
Germany	11.8%
France	10.9%
United States	9.8%
Netherlands	5.2%
China	3.8%
South Korea	3.6%
Italy	2.5%
South Africa	2.5%
Other**	11.5%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective April 5, 2024, the Fund modified its principal investment strategy and principal risks to reflect its increased usage of derivatives. These changes were announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated April 5, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]
Effective April 5, 2024, the Fund modified its principal investment strategy and principal risks to reflect its increased usage of derivatives. These changes were announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated April 5, 2024.

Material Fund Change Risks Change [Text Block]
Effective April 5, 2024, the Fund modified its principal investment strategy and principal risks to reflect its increased usage of derivatives. These changes were announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated April 5, 2024.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000236226 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Sustainable International Core Fund
Class Name	Class I
Trading Symbol	HSISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Sustainable International Core Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The international equity markets, as measured by the MSCI ACWI ex USA Index (Net), saw strong returns during the trailing twelve-month period ended October 31, 2024 with the Financial and IT sectors leading the way. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
NHPC was a positive contributor. Sentiment was supported by good near-term growth in its capacity as a regulated equity, while NHPC's signing of memorandums of understanding with various state governments to develop pumped storage capacity was another supportive factor.
Rorze added value. Shares were supported by strong order trend and positive market sentiment towards the semiconductor industry on the back of booming expectations for generative Artificial Intelligence (AI) and bottoming out of inventory cycle.
Mediatek supported returns. The stock outperformed on expectations of a bottoming out of smartphone demand, an improving product mix, and longer-term AI opportunities in AI PCs and tensor processing units with Google.
Top Detractors to Performance
Biofuels producer Neste was a key detractor. It has struggled with its renewable sales margin in a backdrop of easing regulation around renewables and biofuel mandates.
Sports wear brand Puma was a detractor. Apparel has been negatively affected by the economic slowdown in China and pressure on US consumers from rising interest rates.
China Mengniu Dairy was another detractor. Shares did poorly on the back of macro uncertainties in China as well as weak consumption data. Recent sales guidance also came in below expectations.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (May 24, 2022)
Class I	17.77%	6.01%
MSCI ACWI ex USA Index (Net)	24.33%	8.23%

Performance Inception Date	May 24, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,195,341
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 7,645
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,195,341%
Total number of portfolio holdings	$80%
Total investment management fees paid	$7,645%
Portfolio turnover rate	$37%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	20.0%
United Kingdom	9.1%
United States	8.1%
Germany	7.9%
China	7.2%
Taiwan	6.9%
Denmark	3.8%
Sweden	3.7%
South Korea	3.6%
India	3.5%
Other**	23.0%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-advisers will continue to use their sustainability criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-advisers will continue to use their sustainability criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.

Material Fund Change Risks Change [Text Block]
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-advisers will continue to use their sustainability criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000236225 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Sustainable International Core Fund
Class Name	Class SDR
Trading Symbol	HSIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Sustainable International Core Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The international equity markets, as measured by the MSCI ACWI ex USA Index (Net), saw strong returns during the trailing twelve-month period ended October 31, 2024 with the Financial and IT sectors leading the way. Fund performance described below is relative to the MSCI ACWI ex USA Index (Net) for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
  NHPC was a positive contributor. Sentiment was supported by good near-term growth in its capacity as a regulated equity, while NHPC's signing of memorandums of understanding with various state governments to develop pumped storage capacity was another supportive factor.
  Rorze added value. Shares were supported by strong order trend and positive market sentiment towards the semiconductor industry on the back of booming expectations for generative Artificial Intelligence (AI) and bottoming out of inventory cycle.
  Mediatek supported returns. The stock outperformed on expectations of a bottoming out of smartphone demand, an improving product mix, and longer-term AI opportunities in AI PCs and tensor processing units with Google.
Top Detractors to Performance
  Biofuels producer Neste was a key detractor. It has struggled with its renewable sales margin in a backdrop of easing regulation around renewables and biofuel mandates.
  Sports wear brand Puma was a detractor. Apparel has been negatively affected by the economic slowdown in China and pressure on US consumers from rising interest rates.
  China Mengniu Dairy was another detractor. Shares did poorly on the back of macro uncertainties in China as well as weak consumption data. Recent sales guidance also came in below expectations.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 5,000,000 Investment The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (May 24, 2022)
Class SDR	17.74%	6.01%
MSCI ACWI ex USA Index (Net)	24.33%	8.23%

Performance Inception Date	May 24, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,195,341
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 7,645
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$1,195,341%
Total number of portfolio holdings	$80%
Total investment management fees paid	$7,645%
Portfolio turnover rate	$37%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Japan	20.0%
United Kingdom	9.1%
United States	8.1%
Germany	7.9%
China	7.2%
Taiwan	6.9%
Denmark	3.8%
Sweden	3.7%
South Korea	3.6%
India	3.5%
Other**	23.0%
Other Assets & Liabilities	3.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-advisers will continue to use their sustainability criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-advisers will continue to use their sustainability criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.

Material Fund Change Risks Change [Text Block]
Effective March 1, 2024, the Fund modified its principal investment strategy and principal risks to reflect that the Fund would no longer automatically exclude certain companies from its investment universe. The Fund’s sub-advisers will continue to use their sustainability criteria to determine the Fund’s investment universe. The change to the principal investment strategy was announced in a supplement to the Fund’s summary prospectus and statutory prospectus dated March 1, 2024.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated March 1, 2024, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000244676 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Diversified Growth Fund (Consolidated)
Class Name	Class I
Trading Symbol	HFIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Diversified Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.80%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equity markets, as measured by MSCI ACWI Index (Net), gained for the twelve-month period ended October 31, 2024 on optimism that interest rates had peaked and easing inflationary pressures.  Government bond yields declined over the period, particularly US bonds as they benefitted from growing excitement around impending rate cuts. Fund performance described below is relative to the Fund’s blended benchmark, 50% MSCI ACWI Index (Net)/ 50% Bloomberg US Aggregate Bond Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Within the equity portion of the Fund, the Fund's allocations to our global equity basket were the Fund’s top contributor over the period. Additionally, within US equities, the Fund's allocation to our growth-oriented equity strategy, US Diversified, contributed positively along with the Fund's allocation to S&P 500 index futures as these positions were aided by the rally in risk assets over the period.
Within the fixed income portion of the Fund, the largest contributor to performance was the Fund's allocation to investment grade credit. This was followed by the Fund's investment in high yield debt and mortgage-backed securities.
The Fund's tactical position in SPDR Gold MiniShares Trust ETF was the largest contributor in the alternative asset class as gold reached all-time highs during the year. Cash positioning was also additive over the period due to higher yields.
Top Detractors to Performance
Within the equity portion of the Fund, the largest detractor to performance over the trailing one-year period was the Fund's allocation to UK equities, specifically the Fund’s position in FTSE 100 index futures. Additional losses within the Fund came from our allocation to emerging market equities.
Turning to the fixed income portion of the Fund, government bonds were the Fund’s largest detractor over the period. Despite yields falling in the recent months, the asset class was not able to recoup losses that occurred earlier in the year and thus ultimately detracted.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (September 20, 2023)
Class I	22.06%	15.75%
50% MSCI ACWI Index (Net)/ 50% Bloomberg US Aggregate Bond Index	21.26%	14.10%
MSCI ACWI Index (Net)	32.79%	21.95%
Bloomberg US Aggregate Bond Index	10.55%	6.58%
ICE BofA US 3-Month Treasury Bill Index plus 5%	10.78%	10.79%

Performance Inception Date	Sep. 20, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 77,389,623
Holdings Count | Holding	590
Advisory Fees Paid, Amount	$ 359,322
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$77,389,623%
Total number of portfolio holdings	$590%
Total investment management fees paid	$359,322%
Portfolio turnover rate	$51%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	46.0%
Exchange-Traded Funds	24.7%
U.S. Government Securities	9.6%
U.S. Government Agencies^	6.3%
Preferred Stocks	0.1%
Short-Term Investments	24.7%
Other Assets & Liabilities	(11.4)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

C000244677 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Diversified Growth Fund (Consolidated)
Class Name	Class SDR
Trading Symbol	HFSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Diversified Growth Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SDR	$72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equity markets, as measured by MSCI ACWI Index (Net), gained for the twelve-month period ended October 31, 2024 on optimism that interest rates had peaked and easing inflationary pressures.  Government bond yields declined over the period, particularly US bonds as they benefitted from growing excitement around impending rate cuts. Fund performance described below is relative to the Fund’s blended benchmark, 50% MSCI ACWI Index (Net)/ 50% Bloomberg US Aggregate Bond Index, for the trailing twelve-month period ended October 31, 2024.
Top Contributors to Performance
Within the equity portion of the Fund, the Fund's allocations to our global equity basket were the Fund’s top contributor over the period. Additionally, within US equities, the Fund's allocation to our growth-oriented equity strategy, US Diversified, contributed positively along with the Fund's allocation to S&P 500 index futures as these positions were aided by the rally in risk assets over the period.
Within the fixed income portion of the Fund, the largest contributor to performance was the Fund's allocation to investment grade credit. This was followed by the Fund's investment in high yield debt and mortgage-backed securities.
The Fund's tactical position in SPDR Gold MiniShares Trust ETF was the largest contributor in the alternative asset class as gold reached all-time highs during the year. Cash positioning was also additive over the period due to higher yields.
Top Detractors to Performance
Within the equity portion of the Fund, the largest detractor to performance over the trailing one-year period was the Fund's allocation to UK equities, specifically the Fund’s position in FTSE 100 index futures. Additional losses within the Fund came from our allocation to emerging market equities.
Turning to the fixed income portion of the Fund, government bonds were the Fund’s largest detractor over the period. Despite yields falling in the recent months, the asset class was not able to recoup losses that occurred earlier in the year and thus ultimately detracted.
The views expressed in this section reflect the opinions of the Fund's sub-adviser and sub-sub-adviser, Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, respectively, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $ 5,000,000 Investment The graph below represents the hypothetical growth of a $5,000,000 investment in Class SDR shares and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2024	1 Year	Since Inception (September 20, 2023)
Class SDR	22.25%	15.91%
50% MSCI ACWI Index (Net)/ 50% Bloomberg US Aggregate Bond Index	21.26%	14.10%
MSCI ACWI Index (Net)	32.79%	21.95%
Bloomberg US Aggregate Bond Index	10.55%	6.58%
ICE BofA US 3-Month Treasury Bill Index plus 5%	10.78%	10.79%

Performance Inception Date	Sep. 20, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 77,389,623
Holdings Count | Holding	590
Advisory Fees Paid, Amount	$ 359,322
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2024
Fund's net assets	$77,389,623%
Total number of portfolio holdings	$590%
Total investment management fees paid	$359,322%
Portfolio turnover rate	$51%

Holdings [Text Block]
Graphical Representation of Holdings as of October 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	46.0%
Exchange-Traded Funds	24.7%
U.S. Government Securities	9.6%
U.S. Government Agencies^	6.3%
Preferred Stocks	0.1%
Short-Term Investments	24.7%
Other Assets & Liabilities	(11.4)%
Total	100.0%
^	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

[1]	Reflects information for the period of November 8, 2023 (commencement of operations of Class A shares) through October 31, 2024. Expenses for the full reporting period would be higher.
[2]	Annualized.
[3]	Reflects information for the period of November 8, 2023 (commencement of operations of Class C shares) through October 31, 2024. Expenses for the full reporting period would be higher.
[4]	Annualized.
[5]	Reflects information for the period of November 8, 2023 (commencement of operations of Class R5 shares) through October 31, 2024. Expenses for the full reporting period would be higher.
[6]	Annualized.
[7]	Reflects information for the period of November 8, 2023 (commencement of operations of Class Y shares) through October 31, 2024. Expenses for the full reporting period would be higher.
[8]	Annualized.
[9]	Reflects information for the period of November 8, 2023 (commencement of operations of Class F shares) through October 31, 2024. Expenses for the full reporting period would be higher.
[10]	Annualized.